AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2000

                                               SECURITIES ACT FILE NO. 333-32198

                                       INVESTMENT COMPANY ACT FILE NO. 811-08797
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------
                                   FORM N-14

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
                            ------------------------


   / / PRE-EFFECTIVE AMENDMENT NO. __      /X/ POST-EFFECTIVE AMENDMENT NO. 1


                        (Check appropriate box or boxes)
                            ------------------------

                           MERCURY SELECT GROWTH FUND
                    OF MERCURY ASSET MANAGEMENT FUNDS, INC.

             (Exact Name of Registrant as Specified in its Charter)
                            ------------------------

                                 (609) 282-2800
                        (Area Code and Telephone Number)
                            ------------------------

                               800 Scudders Mill Road
                            Plainsboro, New Jersey 08536
                      (Address of Principal Executive Offices:
                       Number, Street, City, State, Zip Code)
                            ------------------------

                                Jeffrey M. Peek
                           Mercury Select Growth Fund
                    of Mercury Asset Management Funds, Inc.
              800 Scudders Mill Road, Plainsboro, New Jersey 08536
        Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
                    (Name and Address of Agent for Service)
                            ------------------------

                                   Copies to:

        Counsel for the Fund:           and        ROBERT E. PUTNEY III, Esq.
       JOEL H. GOLDBERG, Esq.                             P.O. Box 9011
Swidler Berlin Shereff Friedman, LLP            Princeton, New Jersey 08543-9011
        The Chrysler Building
        405 Lexington Avenue
      New York, New York 10174

                            ------------------------

It is proposed that this filing will become effective:

            /x/ immediately upon filing pursuant to paragraph (b), or / / 60 days after filing pursuant to paragraph (a)(i), or / / on (date) pursuant to paragraph (b), or / / on (date) pursuant to paragraph (a)(i), or / / 75 days after filing pursuant to paragraph (a)(ii)
            / / on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      TURNER LARGE CAP GROWTH EQUITY FUND

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS


     Your Fund will host a Special Meeting of Shareholders on TUESDAY, JUNE 6, 2000, AT 3:30 P.M., EASTERN TIME. The Meeting will be held at Turner Investment Partners' offices at 1235 Westlakes Drive, Suite 350, Berwyn, Pennsylvania. At the Meeting, we will ask shareholders to vote on:

          1. A proposal to reorganize Turner Large Cap Growth Equity Fund into Mercury Select Growth Fund. The Reorganization includes the transfer of substantially all of the assets and liabilities of your Fund to Mercury Select Growth Fund in exchange for a number of Class I shares of Mercury Select Growth Fund equal to the number of shares of Turner Large Cap Growth Equity Fund issued and outstanding immediately prior to the completion of the Reorganization. Because Mercury Select Growth Fund invests all of its assets in another fund in a "master/feeder" structure, the Reorganization also includes the transfer of those assets and certain liabilities to the master fund to implement this structure. A vote in favor of this proposal constitutes a vote in favor of both parts of the Reorganization, as well as a vote in favor of the liquidation and termination of your Fund's existence.


          2. Any other business properly brought before the meeting.


     If the proposed Reorganization is approved by the shareholders of Turner Large Cap Growth Equity Fund at the Special Meeting of Shareholders and effected by Turner Large Cap Growth Equity Fund, any shareholder (i) who files with Turner Large Cap Growth Equity Fund, before the taking of the vote on the approval of the Reorganization, written objection to the proposed Reorganization stating that he or she intends to demand payment for his or her shares if the Reorganization takes place and (ii) whose shares are not voted in favor of the Reorganization has or may have the right to demand in writing from Mercury Select Growth Fund, within twenty days after the date of mailing to him or her of notice in writing that the Reorganization has become effective, payment for his or her shares and an appraisal of the value thereof. Mercury Select Growth Fund and any such shareholders shall in such cases have the rights and duties and shall follow the procedure set forth in sections 88 to 98, inclusive, of chapter 156B of the General Laws of Massachusetts. In the event that any shareholder elects to exercise his or her statutory right of appraisal under Massachusetts law, it is the present intention of Mercury Select Growth Fund to petition a court of competent jurisdiction to determine whether such right of appraisal has been superseded by the provisions of Rule 22c-1 under the Investment Company Act of 1940, as amended.


     The Board of Trustees of Turner Large Cap Growth Equity Fund has fixed the close of business on April 19, 2000 as the record date for the determination of shareholders entitled to notice of, and to vote at, the Special Meeting of Shareholders or any adjournment thereof.


     A complete list of the shareholders of Turner Large Cap Growth Equity Fund entitled to vote at the Special Meeting of Shareholders will be available and open to the examination of any shareholders of Turner Large Cap Growth Equity Fund for any purpose germane to the Special Meeting of Shareholders during ordinary business hours from and after May 17, 2000 at the offices of Turner Investment Partners, 1235 Westlakes Drive, Suite 350, Berwyn, Pennsylvania.

                                          By Order of the Board of Trustees

                                          /s/ James W. Jennings
                                              ----------------------------
                                              James W. Jennings, Secretary

Berwyn, Pennsylvania
April 28, 2000

                            YOUR VOTE IS IMPORTANT!


   YOU ARE CORDIALLY INVITED TO ATTEND THE SPECIAL MEETING OF SHAREHOLDERS. SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING CAN VOTE EASILY AND QUICKLY. JUST FOLLOW THE SIMPLE INSTRUCTIONS THAT APPEAR ON YOUR ENCLOSED PROXY CARD. PLEASE SEE THE ENCLOSED MATERIALS FOR INTERNET AND TELEPHONE VOTING INSTRUCTIONS.

                      TURNER LARGE CAP GROWTH EQUITY FUND,
                           MERCURY SELECT GROWTH FUND


                        SPECIAL MEETING OF SHAREHOLDERS
                                  JUNE 6, 2000


                      COMBINED PROXY STATEMENT/PROSPECTUS


     Summary. This Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies on behalf of the Board of Trustees of Turner Large Cap Growth Equity Fund for use at the Special Meeting of Shareholders. The Special Meeting of Shareholders has been called to consider a proposal to reorganize Turner Large Cap Growth Equity Fund into a substantially similar fund that is being created by Mercury Asset Management Funds, Inc., called Mercury Select Growth Fund. The Reorganization involves four basic steps. First, your Fund will transfer substantially all of its assets and liabilities to Mercury Select Growth Fund. Simultaneously, Mercury Select Growth Fund will open an account for you, crediting you with a number of Class I shares of Mercury Select Growth Fund equal to the number of your Fund shares owned by you immediately prior to the completion of the Reorganization. As soon as practicable after the transfer of the Turner fund's assets and liabilities to the Mercury fund in exchange for Class I shares of the Mercury fund, Mercury Select Growth Fund will transfer all of its assets and certain liabilities to the underlying Portfolio in which it invests as part of a "master/feeder" structure in exchange for an equal aggregate value of shares of that Portfolio. Finally, your Fund's existence will terminate.

     Mercury Select Growth Fund is part of a "master/feeder" structure, which means that Mercury Select Growth Fund invests all of its assets in the corresponding Portfolio of Mercury Asset Management Master Trust with the same investment objectives and strategies as Mercury Select Growth Fund. This structure creates the potential for investing the assets of Mercury Select Growth Fund together with the assets of other feeder funds, thus positioning the Mercury fund to benefit from potential economies of scale. Accordingly, immediately after the initial transfer of the assets and liabilities of your Fund to Mercury Select Growth Fund, Mercury Select Growth Fund will further transfer these assets and certain liabilities to the Mercury Master Select Growth Portfolio of Mercury Asset Management Master Trust in exchange for an equivalent value of interests of that Portfolio. A vote in favor of the Reorganization will also be a vote in favor of this further transfer.

     The Turner fund's investment adviser has agreed contractually to waive fees and to reimburse expenses in order to keep total operating expenses of the Turner fund from exceeding 1.00% for the one year period ending January 31, 2001 or from exceeding 1.25% in any subsequent year. The Mercury fund's investment adviser has agreed contractually to waive fees and reimburse expenses in order to keep total operating expenses of Class I shares of the Mercury fund from exceeding 1.25% after the Reorganization. This agreement has a three year term that is renewable and is terminable at the end of each year. Due to Mercury's substantial mutual fund distribution capabilities, your Fund is expected to grow as part of the Mercury Group of Funds. Accordingly, your Fund's expenses would be spread over a larger asset base which should result, over time, in economies of scale and a lower operating expense ratio.

     Both Turner Large Cap Growth Equity Fund and Mercury Select Growth Fund seek to provide shareholders with capital appreciation by investing primarily in companies whose total market capitalization is at least $10 billion ("very large cap companies") that are traded in the U.S. securities markets with strong earnings growth potential. There can be no assurance that Turner Large Cap Growth Equity Fund, or Mercury Select Growth Fund after the Reorganization, would achieve its investment objective.


       THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OF THIS COMBINED PROXY
  STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
  OFFENSE.


         THE DATE OF THIS PROXY STATEMENT/PROSPECTUS IS APRIL 28, 2000.

     Read and keep these documents.  Please read the entire Proxy
Statement/Prospectus, along with Mercury Select Growth Fund's preliminary prospectus, which accompanies this Proxy Statement/Prospectus, before casting your vote. These documents contain information that is important to your proxy decision, and you should keep them for future reference. The preliminary prospectus of Mercury Select Growth Fund, dated April 28, 2000, accompanies this Proxy Statement/Prospectus and is incorporated herein by reference.

     Additional information is available. Mercury Select Growth Fund is being organized as a separate investment portfolio of Mercury Asset Management Funds, Inc. Mercury Select Growth Fund filed a preliminary registration statement with the Securities and Exchange Commission on March 10, 2000 and a pre-effective amendment to its registration statement on April 28, 2000. Mercury Select Growth Fund has not yet been declared effective by the Securities and Exchange Commission.

     A preliminary statement of additional information relating to Mercury Select Growth Fund, dated April 28, 2000, has been filed with the Securities and Exchange Commission. This statement of additional information may be obtained without charge, by either writing Mercury Select Growth Fund at P.O. Box 9011, Princeton, New Jersey 08543-9011 or by calling 1-888-763-2260.

     A prospectus of Turner Large Cap Growth Equity Fund, dated January 31, 2000, as supplemented (which prospectus is also incorporated herein by reference), a statement of additional information and an Annual Report for the fiscal year ended September 30, 1999 relating to Turner Large Cap Growth Equity Fund have also been filed with the Securities and Exchange Commission. Such documents may be obtained without charge by either writing Turner Large Cap Growth Equity Fund at 1235 Westlakes Drive, Suite 350, Berwyn, PA 19312 or by calling 1-800-224-6312.

     A statement of additional information relating to the Reorganization, including financial statements of Turner Large Cap Growth Equity Fund, is on file with the Securities and Exchange Commission. This statement of additional information, dated April 28, 2000, is incorporated herein by reference and is available from Mercury Select Growth Fund, without charge, upon request by calling 1-888-763-2260 or by writing Mercury Select Growth Fund at P.O. Box 9011, Princeton, New Jersey 08543-9011.


     The Securities and Exchange Commission maintains a website
(http://www.sec.gov) that contains the prospectuses and statements of additional information of Mercury Select Growth Fund and Turner Large Cap Growth Equity Fund, other material incorporated herein by reference and other information regarding these funds.


     The address of the principal executive offices of Turner Large Cap Growth Equity Fund is 1235 Westlakes Drive, Suite 350, Berwyn, PA 19312 and the telephone number is 1-800-224-6312. The address of the principal executive offices of Mercury Select Growth Fund is 800 Scudders Mill Road, Plainsboro, New Jersey 08536, and the telephone number is 1-888-763-2260.

                               TABLE OF CONTENTS


                                                                                                                    PAGE
                                                                                                                    ----
I.         OVERVIEW..............................................................................................      1

II.        INVESTMENT RISKS......................................................................................      5

III.       DETAILS OF REORGANIZATION PROPOSAL....................................................................      5
           A. Why We Want to Reorganize Your Fund................................................................      5
           B. How We Plan to Accomplish the Reorganization.......................................................      6
           C. How the Reorganization Will Affect Your Fund.......................................................      6
           D. How Your Fund's Legal Form of Organization Will Change.............................................      8
           E. How Many Shareholder Votes are Required to Approve the Reorganization..............................      8

IV.        INVESTMENT ADVISORY AND ADMINISTRATIVE ARRANGEMENTS...................................................      9

V.         MANAGEMENT OF MERCURY SELECT GROWTH FUND..............................................................     11

VI.        GENERAL INFORMATION...................................................................................     13

APPENDIX A.......................................................................................................    A-1

                                  I. OVERVIEW


     This Section summarizes key information concerning your Fund's proposal. Keep in mind that more detailed information appears throughout this Proxy Statement/Prospectus (including documents incorporated by reference) and in the Agreement and Plan of Reorganization which appears as Appendix A. Please be sure to read everything.

     In this Proxy Statement/Prospectus, the term "Reorganization" refers collectively to (i) the transfer of substantially all of the assets and liabilities of your Fund to Mercury Select Growth Fund, (ii) the opening of an account for you with Mercury Select Growth Fund and the credit to your account of a number of Class I shares of Mercury Select Growth Fund equal to the number of Turner Large Cap Growth Equity Fund shares owned by you immediately prior to the completion of the Reorganization, (iii) the further transfer by Mercury Select Growth Fund to the Mercury Master Select Growth Portfolio of Mercury Asset Management Master Trust of the assets acquired and certain liabilities assumed from your Fund in exchange for an equal value of interests in the Mercury Master Select Growth Portfolio, and (iv) the termination of your Fund as a series of TIP Funds.

     The Proposed Reorganization. At their meeting on February 25, 2000, Turner Large Cap Growth Equity Fund's Board of Trustees approved a plan to reorganize your Fund into Mercury Select Growth Fund. The Board of Trustees, including a majority of the Trustees who are not "interested persons," as defined in the Investment Company Act of 1940, as amended, determined that the proposed Reorganization is in the best interests of your Fund and its shareholders. Specifically, the Trustees considered that after the Reorganization, shareholders of Turner Large Cap Growth Equity Fund will remain invested in an open-end fund with a diversified portfolio of equity securities and substantially the same investment objectives and policies. The Trustees also considered that, due to Mercury's substantial mutual fund distribution capabilities, your Fund is expected to grow as part of the Mercury Group of Funds. Accordingly, your Fund's expenses will be spread over a larger asset base which should result, over time, in economies of scale and a lower operating expense ratio. In addition, the Reorganization will not dilute the interests of the Fund's shareholders. If your Fund does not obtain shareholder approval of the Reorganization, the Fund will simply continue in existence unless the Board of Trustees decides otherwise. However, absent a substantial growth in assets of your Fund, shareholder expenses could make Turner Investment Partners' continued subsidization of your Fund not economical.

     New Board of Directors. The Board of Directors of Mercury Select Growth Fund is different than the Board of Trustees of your Fund. Beginning on page 11, we describe the backgrounds and compensation of the individuals who serve as directors of Mercury Select Growth Fund (the same individuals are also trustees of the underlying Mercury Master Select Growth Portfolio).

     Investment Objectives and Policies of Each Fund. Mercury Select Growth Fund is being created with an investment objective and investment policies that are substantially similar to those of Turner Large Cap Growth Equity Fund. Both Turner Large Cap Growth Equity Fund and Mercury Select Growth Fund seek to provide shareholders with capital appreciation. Each fund invests (indirectly through its investment in the underlying Portfolio in the case of Mercury Select Growth Fund) at least 65% of its respective assets in equity securities of very large cap companies (companies whose total market capitalization is at least $10 billion) that are traded in the U.S. securities markets that fund management believes have strong earnings growth potential. Each fund may also invest in securities of mid and large cap U.S. companies (companies whose total market capitalization is at least $1 billion and $5 billion, respectively) (indirectly through its investment in the underlying Portfolio in the case of Mercury Select Growth Fund), that fund management believes offer strong earnings growth potential.

     Investment Adviser. Turner Large Cap Growth Equity Fund's current investment adviser, Turner Investment Partners, will serve as sub-adviser to Mercury Select Growth Fund (indirectly through the Mercury fund's investment in the Mercury Master Select Growth Portfolio of Mercury Asset Management Master Trust), continuing to be in charge of the day-to-day management of your Fund's investments. Mercury Asset Management US, a division of Fund Asset Management, L.P. will be the Mercury fund's investment adviser (indirectly through the Mercury fund's investment in the Mercury Master Select Growth Portfolio of

Mercury Asset Management Master Trust). Details of the advisory arrangements for your Fund and Mercury Select Growth Fund are provided beginning on page 9.

     Comparing Fund Expenses. The table set forth below compares the expenses applicable to Turner Large Cap Growth Equity Fund and the estimated expenses of Class I shares of Mercury Select Growth Fund for the first full year after the Reorganization is consummated.

                                                                                                      CLASS I SHARES
                                                                                    TURNER LARGE        OF MERCURY
                                                                                     CAP GROWTH       SELECT GROWTH
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) (A):                     EQUITY FUND            FUND
---------------------------------------------------------------------------------   ------------      --------------
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering            None               5.25% (b)
  price).........................................................................
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price         None               None(c)
  or redemption proceeds, whichever is lower)....................................
Maximum Sales Charge (Load) imposed on Dividend Reinvestments....................        None               None
Redemption Fee...................................................................        None               None
Exchange Fee.....................................................................        None               None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND TOTAL
  ASSETS) (D)....................................................................
Management Fee...................................................................        0.75%              0.50% (e)
Distribution and/or Service (12b-1) Fees.........................................        None               None
Other Expenses (including transfer agency fees)..................................        0.91%              1.09% (f)
Administrative Fees..............................................................        0.75% (g)          0.25% (h)
Total Other Expenses.............................................................        1.66%              1.34%
TOTAL ANNUAL FUND OPERATING EXPENSES.............................................        2.41% (i)          1.84% (j)
Fee Waiver and/or Expense Reimbursement (k)......................................       -1.41%             -0.59%
Net Total Operating Expenses (l).................................................        1.00%              1.25%



     (a) In addition, certain securities dealers or other financial intermediaries may charge a fee to process a purchase or sale of shares.

     (b) This sales charge (load) will be waived for any purchases by beneficial shareholders of the Mercury fund who are also beneficial shareholders of Turner Large Cap Growth Equity Fund as of the date of the closing of the Reorganization.

     (c) You may pay a deferred sales charge if you purchase $1 million or more and you redeem within one year. This deferred sales change will be waived for shareholders of the Mercury fund who are also shareholders of Turner Large Cap Growth Equity Fund as of the date of the closing of the Reorganization.

     (d) The fees and expenses include the expenses of both Mercury Select Growth Fund and the underlying Portfolio in which it invests.

     (e) Paid by the underlying Portfolio in which Mercury Select Growth Fund invests. The Mercury fund's investment adviser pays the sub-adviser out of this fee.

     (f) The Transfer Agent is an affiliate of Mercury. The Fund pays the Transfer Agent a fee for each shareholder account and reimburses it for out-of-pocket expenses. The fee ranges from $11.00 to $23.00 per account (depending on the level of services required), but is set at 0.10% for certain accounts that participate in certain fee-based programs. Mercury Select Growth Fund also pays a $0.20 monthly closed account charge, which is assessed upon all accounts that close during the calendar year. The fee begins the month following the month the account is closed and ends at the end of the calendar year. Mercury or its affiliate provides accounting services to the underlying Portfolio in which Mercury Select Growth Fund invests at its cost.

     (g) For the fiscal year ended September 30, 1999, your Fund paid administrative fees, which included a minimum fee, of $65,000 under your Fund's administration agreement.

     (h) Paid by Mercury Select Growth Fund.

     (i) The total annual fund operating expenses reflect expenses actually incurred during your Fund's fiscal year ended September 30, 1999 restated to reflect current expenses.

     (j) The total annual fund operating expenses are restated to reflect current expenses and estimated post-Reorganization expenses.

     (k) Turner Investment Partners has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 1.00% for the one year period ending January 31, 2001 or from exceeding 1.25% in any subsequent year. Mercury Asset Management US, a division of Fund Asset Management, L.P. has agreed contractually to waive fees and reimburse expenses in order to keep total operating expenses of Class I shares of the Mercury fund from exceeding 1.25% after the Reorganization. This agreement has a three-year term that is renewable and is terminable at the end of each year. In addition, your Fund has an arrangement with certain broker-dealers who have agreed to pay certain fund expenses in return for the direction of a percentage of the Turner fund's brokerage transactions. These arrangements with broker-dealers will not continue after the Reorganization.

     (l) The net total operating expenses are restated to reflect the contractual fee waiver and/or expense reimbursement currently in effect.

EXAMPLE

     This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the funds for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return and fund expenses remain the same.

                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                        ------    -------    -------    --------
Turner Large Cap Growth Equity Fund...   $102     $   373    $   665     $1,505
Mercury Select Growth Fund+...........   $646     $ 1,021    $ 1,425     $2,576
Mercury Select Growth Fund*+..........   $127     $   524    $   950     $2,165

------------------
* These expenses do not include front end sales charges applicable to Class I shares of Mercury Select Growth Fund which are waived for the Mercury fund beneficial shareholders who are also beneficial shareholders of Turner Large Cap Growth Equity Fund as of the date of the closing of the Reorganization.

+ These expenses assume (i) a contractual agreement by Mercury to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.25% after the Reorganization and (ii) that your Fund's assets currently under management will not increase as part of Mercury Select Growth Fund after the Reorganization. Expenses used for the example include the fee waiver/expense reimbursement described in footnote (k) above only for one year.

The foregoing Fee Tables are intended to assist investors in understanding the costs and expenses that a shareholder of Turner Large Cap Growth Equity Fund bears directly or indirectly as compared to the costs and expenses that would be borne by such investors on a pro forma basis taking into account the completion of the Reorganization. The Example set forth above assumes reinvestment of all dividends and distributions. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN, AND ACTUAL EXPENSES OR ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR PURPOSES OF THE EXAMPLES.


     Independent Auditors. Deloitte & Touche LLP serves as independent auditors to Mercury Select Growth Fund. In contrast, Turner Large Cap Growth Equity Fund retains Ernst & Young LLP as its independent auditors.


     New Form of Organization. For legal purposes, Turner Large Cap Growth Equity Fund is organized as a series of TIP Funds, a Massachusetts business trust. On the other hand, Mercury Select Growth Fund is being organized as a separate portfolio of Mercury Asset Management Funds, Inc., a Maryland corporation. The minor differences in these forms of organization are described beginning on page 8.

     Master/Feeder Structure. Mercury Select Growth Fund is a "feeder" fund in a "master/feeder" structure. This means that Mercury Select Growth Fund invests all of its assets in Mercury Master Select Growth Portfolio, the corresponding series of Mercury Asset Management Master Trust, the underlying "master" fund, which has the same investment objectives and strategies as Mercury Select Growth Fund. This structure creates the potential for investing the assets of the Mercury Select Growth Fund together with the assets of other feeder funds, thus positioning the Mercury fund to benefit from additional economies of scale.


     Purchase, Redemption and Exchange Information. The purchase, redemption and exchange procedures for both funds are similar, though not identical. Details of these procedures are provided on page 7.


     Tax Considerations. As part of the Reorganization, Mercury Select Growth Fund has requested an opinion of counsel with respect to the Reorganization to the effect that, among other things, neither fund will recognize gain or loss on the transaction and shareholders of Turner Large Cap Growth Equity Fund will not recognize gain or loss on the exchange of their shares of the Turner fund for shares of Mercury Select Growth Fund. The completion of the Reorganization is subject to the receipt of such opinion of counsel.

                         ------------------------------


     SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE SPECIAL MEETING OF SHAREHOLDERS ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES. YOU MAY ALSO VOTE OVER THE INTERNET OR BY TELEPHONE. PLEASE FOLLOW THE ENCLOSED INSTRUCTIONS TO UTILIZE THESE METHODS OF VOTING.

                              II. INVESTMENT RISKS

     Many of the investment risks associated with an investment in the Mercury Select Growth Fund are substantially the same as those associated with an investment in your Fund. A discussion of certain principal risks of investing in both funds is set forth below.

MARKET AND SELECTION RISK

     Market risk is the risk that the U.S. stock market in which a fund invests will go down in value, including the possibility that the U.S. stock market will go down sharply and unpredictably.

     Selection risk is the risk that the investments that fund management selects will underperform the stock markets or other funds with similar investment objectives and investment strategies. A fund is subject to the risk that its principal market segment, very large capitalization growth stocks, may underperform compared to other market segments or to the equity markets as a whole.

     A discussion of an additional risk of investing in both funds is set forth below.

DERIVATIVES

     A fund may use derivatives such as futures, options, indexed securities, inverse securities and swaps for hedging purposes, including anticipatory hedges. Hedging is a strategy in which a fund uses a derivative to offset the risk that other fund holdings may decrease in value. While hedging can reduce losses, it can also reduce or eliminate gains if the market moves in a different manner than anticipated by the fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by a fund, in which case any losses on the holdings being hedged may not be reduced. There can be no assurance that a fund's hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. A fund is not required to use hedging and may choose not to do so.

                    III. DETAILS OF REORGANIZATION PROPOSAL

     Turner Large Cap Growth Equity Fund's Board of Trustees has approved a plan to reorganize your Fund into a substantially similar fund that is being created by Mercury Asset Management Funds, Inc., called Mercury Select Growth Fund. (A copy of the Agreement and Plan of Reorganization is attached as Appendix A to this Proxy Statement/Prospectus.) To proceed with the Reorganization, we need shareholder approval. The next few pages of this Proxy Statement/Prospectus discuss important details of the Reorganization, including the following:

     o Why we want to reorganize your Fund

     o How we plan to accomplish the Reorganization

     o How the Reorganization will affect your Fund

     o How your Fund's legal form of organization will change

     o How many shareholder votes are required to approve the Reorganization


A. WHY WE WANT TO REORGANIZE YOUR FUND


     The mutual fund marketplace is much more competitive today than it was five years ago, and there is no reason to think that this competition will not continue. The Reorganization will allow Turner Investment Partners to better focus on its core competencies. Turner Investment Partners believes that the ultimate beneficiaries of the Reorganization will be the Turner fund's shareholders because they will get access to Mercury's expansive client services and substantial mutual fund distribution capabilities, while Turner Investment Partners can focus on investment performance. In addition, due to expected economies of scale as a result of the Reorganization, shareholders should over time gain efficiencies in the form of lower fees, and a more stable, long-term client base, which should result in lower transaction costs to your Fund as part of the Mercury Group of Funds.

     Mercury Asset Management US, a division of Fund Asset Management, L.P., has entered into an Agreement with Turner Investment Partners, Inc., the current investment adviser of your Fund, which generally provides that the parties use reasonable efforts to facilitate the proposed Reorganization and that Mercury Asset Management US, subject to its fiduciary duty to the Mercury fund, recommend to the Board of Directors of Mercury Select Growth Fund that Turner Investment Partners be retained as sub-adviser to Mercury Select Growth Fund. However, neither Turner Investment Partners nor any other party is being paid by Mercury Asset Management US in consideration of Turner Large Cap Growth Equity Fund joining the Mercury Group of Funds.


B. HOW WE PLAN TO ACCOMPLISH THE REORGANIZATION


     Agreement and Plan of Reorganization. TIP Funds, on behalf of your Fund, has entered into an Agreement and Plan of Reorganization with Mercury Asset Management Funds, Inc. on behalf of its portfolio, Mercury Select Growth Fund. This agreement sets forth the terms and conditions that will apply to your Fund's Reorganization into Mercury Select Growth Fund (assuming that shareholders approve this proposal). For a complete description of these terms and conditions, please see the Agreement and Plan of Reorganization, which appears as Appendix A to this Proxy Statement/Prospectus.

     Four steps to reorganize. After shareholder approval, the Reorganization will be accomplished in a four-step process. First, your Fund will transfer substantially all of its assets and liabilities to Mercury Select Growth Fund. Second, and simultaneously with step one, Mercury Select Growth Fund will open an account for you, crediting you with one Class I share of Mercury Select Growth Fund for each share of your Fund held by you immediately prior to the completion of the Reorganization. In addition, as soon as practicable thereafter, Mercury Select Growth Fund will transfer all of its assets and certain liabilities to the corresponding Portfolio of Mercury Asset Management Master Trust in exchange for an equal value of interests in that Portfolio. Finally, Turner Large Cap Growth Equity Fund will cease to exist.

     Effective as soon as practicable. If approved by shareholders, the Reorganization will take place as soon as practicable after all necessary regulatory approvals and legal opinions are received. We think this could be accomplished by mid-June 2000.

     The Reorganization is conditioned on tax-free treatment at the federal level. We fully expect that the Reorganization will have no federal income tax consequences for you or your Fund. We will not proceed with the Reorganization until this point is confirmed by opinion of counsel. Following the Reorganization, from a tax standpoint, the adjusted basis of your Fund shares will be the same as before. We do not expect shareholders to incur any personal state or local taxes as a result of the Reorganization, but you should consult your own tax adviser to be sure. There is more information about the tax consequences of the Reorganization in the Agreement and Plan of Reorganization, which appears as Appendix A to this Proxy Statement/Prospectus.

C. HOW THE REORGANIZATION WILL AFFECT YOUR FUND

     The investment objective and day-to-day management of your Fund will stay the same, and its investment policies will be very similar. The Reorganization will not materially change any of these. As reorganized, your Fund, which will become Mercury Select Growth Fund, will continue to seek capital appreciation through investments in a diversified portfolio of common stocks of very large cap companies that are traded in the U.S. securities markets that fund management believes have strong earnings growth potential. In addition, the existing investment adviser of the Turner fund, Turner Investment Partners, will continue to manage the Mercury fund's day-to-day investments as sub-adviser to the underlying Portfolio in which the Mercury fund invests. Several of the investment policies will change, but these changes will not have a material impact on the management of your Fund. Specifically, Mercury Select Growth Fund has a less restrictive fundamental policy (e.g. policies that may only be changed with shareholder approval) relating to investments in oil and gas, and your Fund has less restrictive fundamental policies with respect to investing for purposes of exercising control of a portfolio company. In addition, although Mercury Select Growth Fund has no present intention to make such investments, it has generally less restrictive policies relating to use of leverage and investments in convertible securities, forwards, investments in certain types of futures and options contracts and securities denominated in non-U.S. dollars. However, because these practices are not part of your Fund's primary investment strategies, it is expected that there will be no impact on the Fund's management.

     Comparing Fund Expenses. The table set forth on page 2 compares expenses applicable to Turner Large Cap Growth Equity Fund and the estimated expenses of the Mercury Select Growth Fund for the first full year after the Reorganization is completed.





     Your Fund will change its fiscal year end. Your Fund will change its fiscal year end from September 30 to May 31.

     The Reorganization will have no impact on your Fund's share price. On the day of the Reorganization, Mercury Select Growth Fund's share price will be the same as that of your existing Fund. The Reorganization will not cause your Fund's share price to go up or down, and you will own the same number of shares of the Mercury fund upon completion of the Reorganization as you did of the Turner fund immediately prior to the completion of the Reorganization. Any declared but undistributed dividends or capital gains will carry over in the Reorganization.

     Your Fund's existing Trustees will be replaced by Mercury Asset Management Funds, Inc.'s Directors. As previously mentioned, your Fund will become a separate investment portfolio of Mercury Asset Management Funds, Inc. if shareholders of Turner Large Cap Growth Equity Fund approve the Reorganization. Information regarding Mercury Asset Management Funds, Inc.'s Directors (who are also the trustees of the corresponding master Portfolio in which Mercury Select Growth Fund invests) appears on page 11 of this Proxy Statement/Prospectus.

     Your Fund's existing independent auditor will be replaced by Deloitte & Touche LLP. Currently, your Fund employs Ernst & Young LLP as its independent auditor. However, Deloitte & Touche LLP will serve as the independent auditor for Mercury Select Growth Fund and the Mercury Master Select Growth Portfolio in which it invests. In this role, Deloitte & Touche LLP will audit the Mercury funds' financial statements. Neither Deloitte & Touche LLP nor any of its partners have any direct or material indirect financial interest in Mercury Select Growth Fund. If you wish to request the attendance of a Deloitte & Touche LLP representative at the Special Meeting of Shareholders, you should contact Mercury Select Growth Fund's Secretary, Robert E. Putney, III at Fund Asset Management, L.P., 800 Scudders Mill Road, Plainsboro, NJ 08536.


     Purchase, Redemption and Exchange Information. The following chart highlights the purchase, redemption and exchange features of your Fund as compared to such features of Mercury Select Growth Fund.


PURCHASE, REDEMPTION                            TURNER LARGE CAP                   MERCURY SELECT GROWTH
AND EXCHANGE FEATURES(1)                       GROWTH EQUITY FUND                       EQUITY FUND
------------------------------------  ------------------------------------  ------------------------------------
Minimum initial                                    $2,500/$50                            $1,000/$50
purchase/
Additional
investments
Purchases                                     By mail, telephone,           By mail, through a securities dealer
                                              wire, or systematic            or other financial intermediary or
                                                investment plan                 by automatic investment plan

Redemptions                                  By mail, telephone or             By mail, telephone, through a
                                           systematic withdrawal plan       securities dealer or other financial
                                             (business hours only)             intermediary or by systematic
                                                                                      withdrawal plan

Free exchange privileges                   Yes, with other TIP Funds              Yes, with other Mercury
                                         by mail or telephone (business            funds and with Summit
                                                  hours only)                        Cash Reserves Fund


------------------

1 Explanations of each of the services available through Mercury Select Growth Fund can be found in its preliminary prospectus that accompanies this Proxy Statement/Prospectus.

     Calculating Net Asset Value. Turner Large Cap Growth Equity Fund calculates its net asset value per share (NAV) once each business day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). Similarly, Mercury Select Growth Fund calculates its NAV after the close of regular trading on the New York Stock Exchange, based on prices at the time of closing.

D. HOW YOUR FUND'S LEGAL FORM OF ORGANIZATION WILL CHANGE

     Federal securities laws have much to say about the way that mutual funds operate, but they do not cover every aspect of a fund's existence. State law and each fund's governing documents fill in most of the gaps. Mercury Select Growth Fund is organized as a corporation under Maryland law, while your Fund is organized as a business trust under Massachusetts law. The laws of the Commonwealth of Massachusetts governing business trusts and Maryland governing corporations that are mutual funds are similar in all material respects with one exception. Shareholders of Massachusetts business trusts could be personally liable for the obligations of the trust in certain highly unlikely circumstances. However, under Maryland law, there is no similar provision providing for shareholder liability for obligations of the fund. As a result of the Reorganization, this very remote potential for personal liability will be eliminated.

E. HOW MANY SHAREHOLDER VOTES ARE REQUIRED TO APPROVE THE REORGANIZATION


     To go forward with the Reorganization, a majority of your Fund's outstanding shares on April 19, 2000, must vote in favor of this proposal. Each share is entitled to one vote. YOUR FUND'S BOARD OF TRUSTEES RECOMMENDS THAT YOU APPROVE THE REORGANIZATION.

            IV. INVESTMENT ADVISORY AND ADMINISTRATIVE ARRANGEMENTS

OVERVIEW


     Mercury Select Growth Fund does not have an investment adviser because it invests all of its assets in the Mercury Master Select Growth Portfolio of Mercury Asset Management Master Trust. Mercury Asset Management US, a division of Fund Asset Management, L.P., is the investment adviser of Mercury Master Select Growth Portfolio, and therefore is indirectly the investment adviser of Mercury Select Growth Fund. Turner Large Cap Growth Equity Fund's current investment adviser, Turner Investment Partners, will serve as sub-adviser to Mercury Select Growth Fund (indirectly through the Mercury fund's investment in the Mercury Master Select Growth Portfolio), continuing to be in charge of the day-to-day management of your Fund's investments. Turner Investment Partners' address is 1235 Westlakes Drive, Berwyn, Pennsylvania 19312. Under its investment advisory agreement dated April 28, 1996 with your Fund, Turner Investment Partners is responsible for managing the investment and reinvestment of your Fund's assets, and for continuously reviewing, supervising and administering the Fund's investment program. Subject to the supervision of Mercury Asset Management US, a division of Fund Asset Management, L.P., Turner Investment Partners will have these same responsibilities under its sub-advisory agreement with Mercury Asset Management US.

     Fund Asset Management, L.P. will act as administrator of the Mercury Select Growth Fund. Currently, SEI Investments Mutual Funds Services acts as administrator of your Fund.


MERCURY AND TURNER


     Mercury and its affiliated companies have over $559 billion in assets over management (as of March 31, 2000) for individuals and institutions seeking investments worldwide. Mercury Asset Management US' principal business address is 800 Scudders Mill Road, Plainsboro, NJ 08536.

     Turner Investment Partners, Inc., is a professional investment management firm founded in March, 1990. Robert E. Turner is the Chairman and controlling shareholder of Turner Investment Partners. As of March 31, 2000, Turner Investment Partners had discretionary management authority with respect to approximately $9.547 billion of assets. Turner Investment Partners has provided investment advisory services to investment companies since 1992. The principal business address of Turner Investment Partners is 1235 Westlakes Drive, Suite 350, Berwyn, Pennsylvania 19312.

     Robert E. Turner, a Trustee of TIP Funds, is lead manager of the Turner Large Cap Growth Equity Fund. Mr. Turner is also Chairman and Chief Investment Officer of Turner Investment Partners. He has held this position since the founding of Turner Investment Partners in 1990. He has 18 years of investment experience.


     The other members of the committee that manages the Turner Large Cap Growth Equity Fund are John Hammerschmidt and Mark Turner. Mr. Hammerschmidt is a Senior Equity Portfolio Manager at Turner Investment Partners, and he has 17 years of investment experience. Mark Turner, Vice Chairman of Turner Investment Partners, co-founded Turner Investment Partners in 1990, and has 18 years of investment experience.

COMPARISON OF INVESTMENT ADVISORY AGREEMENTS


     Under the advisory agreement between Turner Large Cap Growth Equity Fund and Turner Investment Partners, Turner Investment Partners is entitled to a fee of 0.75% of your Fund's average daily net assets. Under its investment advisory agreement with Mercury Asset Management Master Trust, Mercury Asset Management US, a division of Fund Asset Management, L.P., is entitled to a fee of 0.50% of average daily net assets of the Mercury Master Select Growth Portfolio. Under its investment advisory agreement with Mercury Asset Management Master Trust, Mercury Asset Management US may hire a sub-adviser to the master Portfolio for a fee in an amount to be determined from time to time by Mercury Asset Management US and the sub-adviser, but in no event to exceed the amount that Mercury Asset Management US receives for providing investment management services to the master Portfolio. Mercury Asset Management US has hired Turner Investment Partners as sub-adviser to the Master Portfolio and Mercury Asset Management US and Turner Investment Partners have agreed that the sub-advisory fee will be paid at the following annual rates of average daily net assets of the master
Portfolio: 0.40% for the first $500 million of net assets, 0.35% for net assets exceeding $500 million and less than or equal to $1.5 billion, and 0.30% for net assets exceeding $1.5 billion. This fee is paid by Mercury Asset Management US and not by Mercury Select Growth Fund or the master Portfolio.


     Apart from the differences in compensation, the agreement between Turner Investment Partners and your Fund, and the agreements between Mercury Asset Management US, Turner Investment Partners and the Mercury Master Select Growth Portfolio, are substantially similar. Specifically, the standard of care is the same, and the duration and termination provisions are substantially similar. The sub-advisory agreement includes mutual indemnities by Mercury Asset Management US and Turner Investment Partners; however, these indemnities relate solely to the responsibilities of the two advisers to each other and do not affect their responsibilities to the Mercury Portfolio or its shareholders.


DURATION AND TERMINATION OF MERCURY ASSET MANAGEMENT US' INVESTMENT ADVISORY AGREEMENT AND TURNER'S SUB-ADVISORY AGREEMENT WITH MERCURY MASTER SELECT GROWTH PORTFOLIO

     The investment advisory agreement between Mercury Asset Management US and Mercury Master Select Growth Portfolio and sub-advisory agreement between Turner Investment Partners and Mercury Asset Management US each will become effective at the time of the Reorganization, if this transaction is approved by shareholders. The agreements will remain in effect for an initial two-year period, and may be continued beyond that for successive one-year periods, if approved at least annually by the vote of the Board of Trustees or shareholders of Mercury Select Growth Fund (indirectly through its investment in Mercury Master Select Growth Portfolio). Board approval must include the votes of a majority of those Trustees who are not parties to the contract or "interested persons" (as defined under Federal securities laws) of any party to the contract. In addition, Trustees must vote in person on the investment management and sub-advisory agreements, at a meeting called for that purpose. Each agreement is automatically terminated if assigned and may be terminated without penalty at any time (i) either by vote of the master Portfolio's Trustees or by vote of a majority of the outstanding shares of the master Portfolio, or (ii) by Mercury Asset Management US or Turner Investment Partners, as the case may be, on 60 days' written notice to the other party. In addition, the sub-advisory agreement will also terminate in the event that the investment advisory agreement is terminated.


FUTURE CHANGES TO MERCURY MASTER SELECT GROWTH PORTFOLIO'S ADVISORY ARRANGEMENTS


     Although there are no current plans to do so, Mercury Asset Management US may assume, subject to approval of the Board of Trustees or shareholders of the underlying Portfolio in which Mercury Select Growth Fund invests, Turner Investment Partners' day-to-day investment advisory responsibilities or hire one or more new advisers either as additions to, or replacements for, Turner Investment Partners. In a separate agreement between Turner Investment Partners and Mercury Asset Management US, Mercury has agreed, subject to its fiduciary duty to Mercury Select Growth Fund and its shareholders, to recommend to the Board of Directors of Mercury Select Growth Fund that Turner Investment Partners be retained as sub-adviser pursuant to a Sub-Advisory Agreement between Mercury Asset Management US and Turner Investment Partners. Mercury Asset Management US has further agreed to pay liquidated damages to Turner Investment Partners if the sub-advisory agreement is terminated within three years following the Reorganization, unless the termination results from certain specified events such as the failure of Mercury Select Growth Fund to meet certain performance standards or if Robert E. Turner is no longer employed by Turner Investment Partners.


ADMINISTRATIVE ARRANGEMENTS


     Fund Asset Management, L.P. acts as administrator of the Mercury Select Growth Fund. For its administrative services, Fund Asset Management, L.P. is paid a fee of 0.25% of Mercury Select Growth Fund's average daily net assets. SEI Investments Mutual Funds Services acts as administrator for Turner Large Cap Growth Equity Fund. For such services, SEI is paid a fee ranging between 0.04% and 0.09% of your Fund's average daily net assets, subject to a minimum annual fee equal to $65,000. The aggregate advisory and administrative fees paid by Mercury Select Growth Fund and Mercury Master Select Growth Portfolio is less than the aggregate amount of the advisory and administrative fees currently paid by the Turner Large Cap Growth Equity Fund.

                  V. MANAGEMENT OF MERCURY SELECT GROWTH FUND

     The six individuals listed below serve as Directors of Mercury Asset Management Funds, Inc. and Trustees of Mercury Asset Management Master Trust. (As previously mentioned, your Fund will become an investment portfolio of Mercury Asset Management Funds, Inc., which invests in Mercury Asset Management Master Trust through a "master/feeder" structure, if shareholders approve the Reorganization.) Each of these individuals was elected to office by shareholders upon organization of Mercury Asset Management Funds, Inc. and Mercury Asset Management Master Trust in 1998.

DIRECTORS AND OFFICERS


     The Directors of Mercury Asset Management Funds, Inc. and Trustees of Mercury Asset Management Master Trust consist of six individuals, four of whom are not "interested persons." They are responsible for the overall supervision of the operations of Mercury Select Growth Fund and the corresponding master Portfolio and perform the various duties imposed on the directors of investment companies by the Investment Company Act of 1940. Unless otherwise noted, the address of each Director is P.O. Box 9011, Princeton, New Jersey 08543-9011.

     JEFFREY M. PEEK (53)--Director and President(1)(2)--President of Fund Asset Management, L.P. and Merrill Lynch Asset Management, L.P. ("MLAM") since 1997; President and Director of Princeton Services, Inc. since 1997; Executive Vice President of Merrill Lynch & Co., Inc. ("ML&Co.") since 1997; Co-Head of Merrill Lynch Investment Banking Division from March 1997 to December 1997; Director of Merrill Lynch Global Securities Research and Economics Division from 1995 to 1997; Head of Merrill Lynch Global Industries Group from 1993 to 1995.

     TERRY K. GLENN (59)--Director and Executive Vice President(1)(2)--Executive Vice President of MLAM and Fund Asset Management, L.P. since 1983; Executive Vice President and Director of Princeton Services, inc. since 1993; President of Princeton Funds Distributor, Inc. since 1986 and Director thereof since 1991; President of Princeton Administrators, L.P. since 1988.


     DAVID O. BEIM (59)--Director(2)(3)--410 Uris Hall, Columbia University, New York, New York 10027. Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Chairman of Outward Bound USA since 1997; Chairman of Wave Hill, Inc. since 1980.

     JAMES T. FLYNN (60)--Director(2)(3)--340 East 72nd Street, New York, New York 10021. Chief Financial Officer of J.P. Morgan & Co. Inc. from 1990 to 1995 and an employee of J.P. Morgan in various capacities from 1967 to 1995.


     W. CARL KESTER (48)--Director(2)(3)--Harvard Business School, Morgan Hall 393, Soldiers Field, Boston, Massachusetts 02163. Industrial Bank of Japan Professor of Finance, Senior Associate Dean and Chairman of the MBA Program of Harvard University Graduate School of Business Administration since 1999; James
R. Williston Professor of Business Administration of Harvard University Graduate School of Business from 1997 to 1999; MBA Class of 1958 Professor of Business Administration of Harvard University Graduate School of Business Administration from 1981 to 1997; Independent Consultant since 1978.


     KAREN P. ROBARDS (49)--Director(2)(3)--Robards & Company, 173 Riverside Drive, New York, New York 10024. President of Robards & Company, a financial advisory firm, for more than five years; Director of Enable Medical Corp. since 1996; Director of CineMuse Inc. since 1996; Director of the Cooke Center for Learning and Development, a not-for-profit organization, since 1987.

------------------

(1) Interested person, as defined in the Investment Company Act of 1940, of Mercury Select Growth Fund.

(2) Such Director or officer is a trustee, director or officer of other investment companies for which Mercury or its affiliates, acts as investment adviser.
(3) Member of the master and feeder's Audit and Nominating Committee, which is responsible for the selection of the independent auditors and the selection and nomination of Directors and Trustees not affiliated with Mercury or with an affiliate of Mercury.

DIRECTOR AND TRUSTEE COMPENSATION

     Mercury Select Growth Fund and the underlying master Portfolio pay each non-interested Director/Trustee, for service to the Mercury fund and the underlying Portfolio, a fee of $3,000 per year plus $500 per Board meeting attended. They also compensate each member of the Audit and Nominating Committee, which consists of all of the non-interested Directors/Trustees, at a rate of $1,000 per year. Mercury Select Growth Fund and the underlying master Portfolio reimburse each non-interested Director/Trustee for his out-of-pocket expenses relating to attendance at Board and Audit and Nominating Committee meetings.

     The following table sets forth the aggregate compensation Mercury Select Growth Fund and the underlying master Portfolio expect to pay to the non-interested Directors/Trustees for their first full fiscal year and the aggregate compensation paid by all investment companies advised by Mercury Asset Management US or its affiliates ("Mercury US and Affiliates-Advised Funds") to the non-interested Directors/Trustees for the calendar year ending December 31, 1999.


                                                                                     TOTAL
                                                                                  COMPENSATION
                                                                                      FROM
                                                                 PENSION OR      FUND/PORTFOLIO
                                                                 RETIREMENT       AND MERCURY
                                                                  BENEFITS       AND AFFILIATES
                                                                 ACCRUED AS      ADVISED FUNDS
                                             AGGREGATE             PART OF          PAID TO
                                           COMPENSATION        FUND/PORTFOLIO      DIRECTORS/
NAME OF DIRECTOR/TRUSTEE                FROM FUND/PORTFOLIO       EXPENSES        TRUSTEES(1)
-------------------------------------   -------------------    ---------------   --------------
David O. Beim........................         $ 6,000                     None      $ 47,667
James T. Flynn.......................         $ 6,000                     None      $ 89,667
W. Carl Kester.......................         $ 6,000                     None      $ 89,667
Karen P. Robards.....................         $ 6,000                     None      $ 47,667


------------------

(1) In addition to Mercury Asset Management Funds, Inc. and Mercury Asset Management Master Trust, the Directors/Trustees served on other Mercury and Affiliates-Advised Funds as follows: Mr. Beim (1 registered investment company consisting of 2 portfolios); Mr. Flynn (3 registered investment companies consisting of 8 portfolios); Mr. Kester (3 registered investment companies consisting of 8 portfolios); and Ms. Robards (1 registered investment company consisting of 2 portfolios).

                            VI. GENERAL INFORMATION

     This section provides information on a number of topics relating to proxy voting and shareholder meetings.


     Date, Time and Place of Special Meeting of Shareholders. The Special Meeting of Shareholders will be held on June 6, 2000, at the offices of Turner Investment Partners, 1235 Westlakes Drive, Suite 350, Berwyn, Pennsylvania at 3:30 p.m. Eastern time.


     Proxy solicitation methods. Turner Large Cap Growth Equity Fund will solicit shareholder proxies in a variety of ways. All shareholders that are entitled to vote will receive these proxy materials by mail. In addition, Turner Investment Partners employees and officers may solicit shareholder proxies in person, by telephone, or through the Internet.


     Proxy solicitation costs. Turner Investment Partners will pay all costs of soliciting proxies from the Turner Large Cap Growth Equity Fund's shareholders, including costs relating to the printing, mailing, and tabulation of proxies.

     Quorum. In order for the shareholder meeting to go forward, Turner Large Cap Growth Equity Fund must achieve a quorum. This means that a majority of your Fund's shares must be represented at the Special Meeting of Shareholders, either in person or by proxy. A quorum for purposes of the Special Meeting of Shareholders consists of one-third of the shares entitled to vote at the Meeting, present in person or by proxy. If, by the time scheduled for the Special Meeting of Shareholders, a quorum of the Turner fund's shareholders is not present or if a quorum is present but sufficient votes to approve or disapprove the Reorganization are not received from the shareholders of the Turner fund, the persons named as proxies may propose one or more adjournments of the Special Meeting of Shareholders to permit further solicitation of proxies from shareholders. Any such adjournment will require the affirmative vote of a majority of the shares of the Turner fund present in person or by proxy and entitled to vote at the session of the Special Meeting of Shareholders to be adjourned. The persons named as proxies will vote in favor of any such adjournment if they determine that adjournment and additional solicitation are reasonable and in the interests of the shareholders of the Turner Fund. All returned proxies count towards a quorum, regardless of how they are voted ("For," "Against," or "Abstain"). Your Fund will count broker non-votes toward a quorum, but not toward the approval of any proposals. (Broker non-votes are shares for which (i) the underlying owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter.)

     Revoking your proxy. You may revoke your proxy at any time up until voting results are announced at the Special Meeting of Shareholders. You can do this by writing to your Fund's Secretary, c/o Turner Investment Partners, 1235 Westlakes Drive, Suite 350, Berwyn, PA 19312, or by voting in person at the Special Meeting of Shareholders.


     Shareholder proposals. Any shareholder proposals to be included in the proxy statement for Turner Large Cap Growth Equity Fund's next annual or special meeting must be received by the Fund within a reasonable period of time prior to that meeting. Your Fund has no current plans to hold an annual or special meeting in 2000.


     Nominee accounts. Upon request, Turner Large Cap Growth Equity Fund will reimburse nominees for their reasonable expenses in forwarding proxy materials to beneficial owners of the Turner fund's shares. Please submit invoices for our review to Turner Investment Partners, 1235 Westlakes Drive, Suite 350, Berwyn, PA 19312.

     Record Date and Outstanding Shares. Only holders of record of shares of Turner Large Cap Growth Equity Fund at the close of business on April 19, 2000 (the "Record Date") are entitled to vote at the Special Meeting of Shareholders or any adjournment thereof. At the close of business on the Record Date, there were 1,621,420.147 shares of Turner Large Cap Growth Equity Fund issued and outstanding and entitled to vote.

     Security Ownership of Certain Beneficial Owners and Management of Turner Large Cap Growth Equity Fund and Mercury Select Growth Fund. As of the Record Date, each of the following persons was known to be the beneficial owner of more than 5% of the outstanding shares of Turner Large Cap Growth Equity Fund:

NAME AND ADDRESS OF SHAREHOLDER                 PERCENTAGE AND TYPE OF OWNERSHIP
-------------------------------                 --------------------------------
Charles Schwab & Co., Inc.                      32.37%; record ownership
Attn: Mutual Funds/Team S
4500 Cherry Creek Dr. S. Fl 3
Denver, CO 80209

Joseph Amato                                    5.70%; beneficial ownership
1 Amato Dr.
Moosic, PA 18507-1788

Connecticut General Life Ins. Co.               40.12%; record ownership
Attn: Carmen Rivera H19B
280 Trumbull St.
Hartford, CT 06103-3509

     Assuming that Charles Schwab & Co., Inc. ("Charles Schwab") owns the same number of shares of the Turner Large Cap Growth Equity Fund on the date of completion of the Reorganization as on April 19, 2000, Charles Schwab will own of record, on a pro forma basis, 524,936.2200 shares of the Mercury Select Growth Fund after completion of the Reorganization.

     Assuming that Joseph Amato owns the same number of shares of the Turner Large Cap Growth Equity Fund on the date of completion of the Reorganization as on April 19, 2000, Joseph Amato will own of record, on a pro forma basis, 92,351.5320 shares of the Mercury Select Growth Fund after completion of the Reorganization.

     Assuming that Connecticut General Life Ins. Co. owns the same number of shares of the Turner Large Cap Growth Equity Fund on the date of completion of the Reorganization as on April 19, 2000, Connecticut General Life Ins. Co. will own of record, on a pro forma basis, 650,524.2160 shares of the Mercury Select Growth Fund after completion of the Reorganization.

     At the Record Date, the Trustees and officers of Turner Large Cap Growth Equity Fund as a group (19 persons) owned an aggregate of less than 1% of the outstanding shares of Turner Large Cap Growth Equity Fund.

     To the knowledge of Mercury Select Growth Fund, as of the Record Date, no person or entity owned beneficially or of record 5% or more of any class of shares of Mercury Select Growth Fund or of all classes of Mercury Select Growth Fund shares in the aggregate.


     As of the Record Date, the Directors and officers of Mercury Select Growth Fund as a group (nine persons) owned an aggregate of less than 1% of the outstanding shares of Mercury Select Growth Fund and Mercury's parent corporation.

     Annual/semi-annual reports. Turner Large Cap Growth Equity Fund's most recent annual and semi annual reports to shareholders are available at no cost. To request a report, please call Turner Investment Partners toll-free at 1-800-224-6312 or write us at P.O. Box 219805, Kansas City, Missouri 64141-6805.


     Litigation. There are no material legal proceedings to which Turner Large Cap Growth Equity Fund or Mercury Select Growth Fund is a party.

     Legal Matters. Certain legal matters in connection with the Reorganization will be passed upon for Mercury Select Growth Fund by Swidler Berlin Shereff Friedman, LLP, The Chrysler Building, 405 Lexington Avenue, New York, New York and for Turner Large Cap Growth Equity Fund by Morgan Lewis & Bockius, LLP, 1701 Market Street, Philadelphia, PA 19103. As to matters of Maryland law, Swidler Berlin

Shereff Friedman, LLP will rely on the opinion of Piper Marbury Rudnick & Wolfe LLP, 6225 Smith Avenue, Baltimore, Maryland.

     Turner fund's net assets under management. As of March 31, 2000, Turner Large Cap Growth Equity Fund had approximately $46.53 million in net assets.


     Other matters. At this point, we know of no other business to be brought before the Special Meeting of Shareholders. However, if any other matters do come up, we will use our best judgment to vote on your behalf. If you object to our voting other matters on your behalf, please tell us so in writing before the meeting.

     Obtaining Information from the Securities and Exchange Commission. Mercury Asset Management Funds, Inc. is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and must file certain reports and other information with the Securities and Exchange Commission.


     The proxy materials, reports and other information filed by Mercury Asset Management Funds, Inc. and TIP Funds can be inspected and copied at the public reference facilities maintained by the Securities Exchange Commission located at 450 5th Street N.W., Washington, D.C. 20549, and 7 World Trade Center, Suite 1300, New York, NY 10048. Copies of such material also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549 at prescribed rates.

                                                                      APPENDIX A



                                    FORM OF


                      AGREEMENT AND PLAN OF REORGANIZATION

                                 BY AND BETWEEN

                     MERCURY ASSET MANAGEMENT FUNDS, INC.,

                    ON BEHALF OF MERCURY SELECT GROWTH FUND

                                      AND

                                   TIP FUNDS

                ON BEHALF OF TURNER LARGE CAP GROWTH EQUITY FUND


                           DATED AS OF APRIL __, 2000

                               TABLE OF CONTENTS

                                                                                                              PAGE
                                                                                                              ----
  1. Defined Terms; Sections and Exhibits; Miscellaneous Terms.............................................    A-1
     a.    Definitions.....................................................................................    A-1
     b.    Use of Defined Terms............................................................................    A-3
     c.    Sections and Exhibits...........................................................................    A-3
     d.    Miscellaneous Terms.............................................................................    A-3
  2. The Reorganization....................................................................................    A-3
     a.    Transfer of Assets..............................................................................    A-3
     b.    Assumption of Liabilities.......................................................................    A-3
     c.    Issuance of Corresponding Shares in the Reorganization..........................................    A-3
     d.    Distribution of Corresponding Shares to Shareholders of the Acquired Fund.......................    A-3
     e.    Interest; Proceeds..............................................................................    A-3
     f.    Valuation Time..................................................................................    A-4
     g.    Evidence of Transfer............................................................................    A-4
     h.    Termination.....................................................................................    A-4
  3. Representations and Warranties of TIP Funds on behalf of the Acquired Fund............................    A-4
     a.    Formation and Qualification.....................................................................    A-4
     b.    Licenses........................................................................................    A-4
     c.    Authority.......................................................................................    A-4
     d.    Financial Statements............................................................................    A-4
     e.    [Intentionally Left Blank]......................................................................    A-5
     f.    Prospectus and Statement of Additional Information..............................................    A-5
     g.    Litigation......................................................................................    A-5
     h.    Material Contracts..............................................................................    A-5
     i.    No Conflict.....................................................................................    A-5
     j.    Undisclosed Liabilities.........................................................................    A-5
     k.    Taxes...........................................................................................    A-5
     l.    Assets..........................................................................................    A-5
     m.    Consents........................................................................................    A-5
     n.    N-14 Registration Statement.....................................................................    A-6
     o.    No Adverse Change...............................................................................    A-6
     p.    Capitalization..................................................................................    A-6
     q.    Books and Records...............................................................................    A-6
  4. Representations and Warranties of MAMF on behalf of the Acquiring Fund................................    A-6
     a.    Formation and Qualification.....................................................................    A-6
     b.    Licenses........................................................................................    A-6
     c.    Authority.......................................................................................    A-7
     d.    Prospectus and Statement of Additional Information..............................................    A-7
     e.    No Conflict.....................................................................................    A-7
     f.    Consents........................................................................................    A-7
     g.    N-14 Registration Statement.....................................................................    A-7
     h.    Capitalization..................................................................................    A-7
     i.    Corresponding Shares............................................................................    A-8
     j.    Litigation......................................................................................    A-8

                                                                                                              PAGE
                                                                                                              ----
  5. Covenants of TIP Funds on Behalf of the Acquired Fund and MAMF on behalf of the Acquiring Fund........    A-8
     a.    Special Shareholders' Meeting...................................................................    A-8
     b.    Unaudited Financial Statements..................................................................    A-8
     c.    Share Ledger Records of the Acquiring Fund......................................................    A-8
     d.    Conduct of Business.............................................................................    A-8
     e.    Termination of the Acquired Fund................................................................    A-8
     f.    Filing of N-14 Registration Statement...........................................................    A-9
     g.    Material Contracts..............................................................................    A-9
     h.    Prohibited Assets...............................................................................    A-9
     i.    Corresponding Shares............................................................................    A-9
     j.    Tax Returns.....................................................................................    A-9
     k.    Combined Proxy Statement and Prospectus Mailing.................................................    A-9
     l.    Confirmations of Tax Basis......................................................................   A-10
     m.    Shareholder List................................................................................   A-10
     n.    The Acquiring Fund's Continued Existence........................................................   A-10
  6. Exchange Date.........................................................................................   A-10
  7. Conditions Precedent to the obligations of TIP Funds on behalf of the Acquired Fund...................   A-10
     a.    Representations and Warranties..................................................................   A-10
     b.    Performance.....................................................................................   A-10
     c.    Shareholder Approval............................................................................   A-10
     d.    Approval of Board of Directors of MAMF..........................................................   A-10
     e.    Deliveries by MAMF on Behalf of the Acquiring Fund..............................................   A-11
     f.    No Adverse Change...............................................................................   A-13
     g.    Absence of Litigation...........................................................................   A-13
     h.    Proceedings and Documents.......................................................................   A-13
     i.    N-14 Registration Statement.....................................................................   A-13
     j.    Compliance with Laws; No Adverse Action or Decision.............................................   A-13
     k.    Commission Orders or Interpretations............................................................   A-14
  8. Conditions of MAMF on behalf of the Acquiring Fund....................................................   A-14
     a.    Representations and Warranties..................................................................   A-14
     b.    Performance.....................................................................................   A-14
     c.    Shareholder Approval............................................................................   A-14
     d.    Approval of Board of Trustees of TIP Funds......................................................   A-14
     e.    Deliveries by TIP Funds on behalf of the Acquired Fund..........................................   A-14
     f.    No Adverse Change...............................................................................   A-16
     g.    Absence of Litigation...........................................................................   A-16
     h.    Proceedings and Documents.......................................................................   A-16
     i.    N-14 Registration Statement.....................................................................   A-16
     j.    Accountants' Letters............................................................................   A-16
     k.    Compliance with Laws; No Adverse Action or Decision.............................................   A-17
     l.    Commission Orders or Interpretations............................................................   A-17
     m.    Assets..........................................................................................   A-17
     n.    Due Diligence Regarding Tax Returns.............................................................   A-17
     o.    Dividends.......................................................................................   A-17

                                                                                                              PAGE
                                                                                                              ----
  9. Termination, Postponement and Waivers.................................................................   A-18
     a.    Termination of Agreement........................................................................   A-18
     b.    Commission Order................................................................................   A-18
     c.    Effect of Termination...........................................................................   A-18
     d.    Waivers; Non-Material Changes...................................................................   A-18
 10. Survival of Representations and Warranties; Indemnification...........................................   A-19
     a.    Survival of Representations and Warranties......................................................   A-19
     b.    Indemnification Obligations of TIP Funds on behalf of the Acquired Fund.........................   A-19
     c.    Indemnification Obligations of MAMF on behalf of the Acquiring Fund.............................   A-19
     d.    Indemnification Procedure.......................................................................   A-20
 11. Other Matters.........................................................................................   A-20
     a.    Legend..........................................................................................   A-20
     b.    Further Assurances..............................................................................   A-20
     c.    Notices.........................................................................................   A-20
     d.    Entire Agreement................................................................................   A-21
     e.    Amendment.......................................................................................   A-21
     f.    Governing Law...................................................................................   A-21
     g.    Assignment......................................................................................   A-21
     h.    Fees and Expenses...............................................................................   A-21
     i.    Severability....................................................................................   A-22
     j.    Headings........................................................................................   A-22
     k.    Counterparts....................................................................................   A-22

                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of the ___ day of April, 2000, by and between Mercury Asset Management Funds, Inc., a Maryland corporation ("MAMF"), on behalf of its portfolio, Mercury Select Growth Fund (the "Acquiring Fund"), and TIP Funds, a Massachusetts business trust, on behalf of its portfolio, Turner Large Cap Growth Equity Fund (the "Acquired Fund").


                             PLAN OF REORGANIZATION


     The reorganization will consist of (i) the acquisition of the Assets (as defined herein) by the Acquiring Fund solely in exchange for the assumption by the Acquiring Fund of the Assumed Liabilities (as defined herein) and a number of Class I shares of the Acquiring Fund, with a par value of $.0001 per share (the "Corresponding Shares"), equal to the number of shares of the Acquired Fund determined in accordance with Section 2(c) hereof, (ii) the subsequent distribution by the Acquired Fund of the Corresponding Shares to its shareholders in exchange for such shareholders' respective shares of the Acquired Fund in liquidation of the Acquired Fund, and (iii) the termination of the Acquired Fund, all upon and subject to the terms hereinafter set forth (the "Reorganization"). The number of the Corresponding Shares to be received by each shareholder of the Acquired Fund will equal the number of the Acquired Fund's shares owned by such shareholder at the Valuation Time (as defined below). It is intended that the Reorganization described herein shall be a reorganization within the meaning of Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision.


     As promptly as practicable after the liquidation of the Acquired Fund pursuant to the Reorganization, the Acquired Fund shall be terminated in accordance with the laws of Massachusetts.

                                   AGREEMENT


     NOW, THEREFORE, in order to consummate the Reorganization and in consideration of the premises and the covenants and agreements hereinafter set forth, and for other good and valuable consideration, the receipt and adequacy of which are hereby acknowledged, and intending to be legally bound, MAMF on behalf of the Acquiring Fund and TIP Funds on behalf of the Acquired Fund hereby agree as follows:


1. DEFINED TERMS; SECTIONS AND EXHIBITS; MISCELLANEOUS TERMS.

     a. Definitions. As used herein the following terms have the following respective meanings (such definitions to be equally applicable to both the singular and plural forms of the terms defined):

     "Acquired Fund" has the meaning ascribed thereto in the introduction hereof.



     "Acquired Fund Prospectus" shall mean the prospectus of the Acquired Fund dated as of January 31, 2000, as amended or supplemented.



     "Acquired Fund Statement of Additional Information" shall mean the statement of additional information of the Acquired Fund dated as of January 31, 2000, as amended or supplemented.


     "Acquiring Fund" has the meaning ascribed thereto in the introduction hereof.


     "Acquiring Fund Prospectus" shall mean the preliminary prospectus of the Acquiring Fund dated as of April 28, 2000 as amended or supplemented.



     "Acquiring Fund Statement of Additional Information" shall mean the preliminary statement of additional information of the Acquiring Fund dated as of April 28, 2000 as amended or supplemented.


     "Agreement" has the meaning ascribed thereto in the introduction hereof.

     "Assets" has the meaning ascribed thereto in Section 2(a) hereof.

     "Assumed Liabilities" has the meaning ascribed thereto in Section 2(b) hereof.

     "Code" has the meaning ascribed thereto in the first paragraph under the heading "Plan of Reorganization" hereof.

     "Commission" shall mean the Securities and Exchange Commission.

     "Corresponding Shares" has the meaning ascribed thereto in the first paragraph under the heading "Plan of Reorganization" hereof.

     "Exchange Act" shall mean the Securities Exchange Act of 1934, as amended.

     "Exchange Date" has the meaning ascribed thereto in Section 6 hereof.

     "Governmental Authority" shall mean any governmental or quasi-governmental authority including, without limitation, any federal, state, territorial, county, municipal or other governmental or quasi-governmental agency, board, branch, bureau, commission, court, arbitral body, department or other instrumentality or political unit or subdivision, whether domestic or foreign.

     "Indemnified Party" has the meaning ascribed thereto in Section 10(b) hereof.

     "Indemnifying Party" has the meaning ascribed thereto in Section 10(b) hereof.

     "Investment Company Act" shall mean the Investment Company Act of 1940, as amended.

     "Investments" shall mean, with respect to each Person, (i) the investments of such Person shown on the schedule of its investments as of the date set forth therein, and (ii) all other assets owned by such Person or liabilities incurred as of such date.

     "Licenses" has the meaning ascribed thereto in Section 3(b) hereof.

     "Lien" shall mean any security agreement, financing statement (whether or not filed), mortgage, lien (statutory or otherwise), charge, pledge, hypothecation, conditional sales agreement, adverse claim, title retention agreement or other security interest, encumbrance, restriction, deed of trust, indenture, option, limitation, exception to or other title defect in or on any interest or title of any vendor, lessor, lender or other secured party to or of such Person under any conditional sale, lease, consignment, or bailment given for security purposes, trust receipt or other title retention agreement with respect to any property or asset of such Person, whether direct, indirect, accrued or contingent.

     "Losses" has the meaning ascribed thereto in Section 10(b) hereof.


     "Majority Shareholder Vote" has the meaning ascribed thereto in the Declaration of Trust of TIP Funds as amended and currently in effect.

"MAMF" has the meaning ascribed thereto in the introduction hereof.



     "Material Adverse Effect" shall mean, with respect to any Person, any event, circumstance or condition that, individually or when aggregated with all other similar events, circumstances or conditions could reasonably be expected to have, or has had, a material adverse effect on: (i) the business, property, operations, condition (financial or otherwise), results of operations or prospects of such Person or (ii) the ability of such Person to consummate the transactions contemplated hereunder in the manner contemplated hereby.

     "N-14 Registration Statement" has the meaning ascribed thereto in Section 3(n) hereof.

     "Person" any individual, corporation, limited liability company, limited or general partnership, joint venture, association, joint stock company, trust, unincorporated organization, or government or any agency or political subdivision thereof.

     "Prohibited Assets" has the meaning ascribed thereto in Section 2(a) hereof.

     "Reorganization" has the meaning ascribed thereto in the first paragraph under the heading "Plan of Reorganization" hereof.

     "RICs" has the meaning ascribed thereto in Section 3(b) hereof.

     "Securities Act" shall mean the Securities Act of 1933, as amended.

     "SBSF" has the meaning ascribed thereto in Section 6 hereof.

     "Valuation Time" has the meaning ascribed thereto in Section 2(f) hereof.

     b. Use of Defined Terms. Any defined term used in the plural shall refer to all members of the relevant class, and any defined term used in the singular shall refer to any one or more of the members of the relevant class. The use of any gender shall be applicable to all genders.

     c. Sections and Exhibits. References in this Agreement to Sections, Exhibits and Schedules are to Sections, Exhibits and Schedules of and to this Agreement. The Exhibits and Schedules to this Agreement are hereby incorporated herein by this reference as if fully set forth herein.

     d. Miscellaneous Terms. The term "or" shall not be exclusive. The terms "herein," "hereof," "hereto," "hereunder" and other terms similar to such terms shall refer to this Agreement as a whole and not merely to the specific article, section, paragraph or clause where such terms may appear. The term "including" shall mean "including, but not limited to."

2. THE REORGANIZATION.

     a. Transfer of Assets. Subject to receiving the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein, on the Exchange Date, the Acquired Fund shall convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund shall purchase, acquire and accept from the Acquired Fund, free and clear of all Liens, substantially all of the assets (including interest accrued as of the Valuation Time on debt instruments) of the Acquired Fund (such assets (excluding the Prohibited Assets) are collectively referred to herein as the "Assets"). Notwithstanding anything to the contrary in this Agreement, the Acquired Fund shall retain and shall not convey, transfer or deliver to the Acquiring Fund, and the Acquiring Fund shall not purchase, acquire or accept any Assets that the Acquiring Fund advises the Acquired Fund in writing, in accordance with Section 5(h) hereof, it is not permitted, or the Acquiring Fund reasonably believes to be unsuitable for it, to acquire (collectively, the "Prohibited Assets").

     b. Assumption of Liabilities. Subject to receiving the requisite approval of the shareholders of the Acquired Fund and to the other terms and conditions contained herein, on the Exchange Date, the Acquiring Fund will assume and agree to pay, perform and discharge when due substantially all of the obligations and liabilities of the Acquired Fund then existing, whether absolute, accrued, contingent or otherwise (collectively, the "Assumed Liabilities"); provided that recourse for such liabilities will be limited to the net Assets of the Acquired Fund acquired by the Acquiring Fund hereunder.


     c. Issuance of Corresponding Shares in the Reorganization. A full Corresponding Share, and to the extent necessary, a fractional Corresponding Share, shall be issued by the Acquiring Fund to the Acquired Fund for each full and fractional share, respectively, of the Acquired Fund issued and outstanding at the Valuation Time. The Acquiring Fund shall issue its Corresponding Shares to the Acquired Fund in one certificate or share deposit receipt registered in the name of the Acquired Fund.



     d. Distribution of Corresponding Shares to Shareholders of the Acquired Fund. Pursuant to this Agreement, as soon as practicable after the Valuation Time, the Acquired Fund will distribute all Corresponding Shares received by it from the Acquiring Fund in connection with the Reorganization to its shareholders in exchange for their shares of the Acquired Fund. Such distribution shall be accomplished by the opening of shareholder accounts on the share ledger records of the Acquiring Fund in the amounts due the shareholders of the Acquired Fund based on their respective holdings in the Acquired Fund as of the Valuation Time and the delivery by the Acquired Fund of the certificate or share deposit receipt evidencing the Corresponding Shares received by it from the Acquiring Fund hereunder to Financial Data Services, Inc. as the transfer agent.



     e. Interest; Proceeds. TIP Funds on behalf of the Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest or proceeds it receives on or after the Exchange Date with respect to the Assets.

     f. Valuation Time. The Valuation Time shall be 4:00 P.M., New York time, on June 16, 2000, or such earlier or later day and time as may be mutually agreed upon in writing between the parties hereto (the "Valuation Time").



     g. Evidence of Transfer. MAMF and TIP Funds will jointly file any instrument as may be required by the State of Maryland and/or the Commonwealth of Massachusetts to effect the transfer of the Assets to the Acquiring Fund.



     h. Termination. The Acquired Fund's existence as a portfolio of TIP Funds will be terminated as soon as practicable following the Exchange Date by making any required filings with the Commonwealth of Massachusetts.



3. REPRESENTATIONS AND WARRANTIES OF TIP FUNDS ON BEHALF OF THE ACQUIRED FUND.



     TIP Funds on behalf of the Acquired Fund represents and warrants to MAMF on behalf of the Acquiring Fund as follows:

     a. Formation and Qualification. TIP is a Massachusetts business trust duly formed, validly existing and in good standing in conformity with the laws of the Commonwealth of Massachusetts and has all requisite power and authority to own all of its properties or assets and carry on its business as presently conducted, is duly qualified, registered or licensed as a foreign corporation to do business and is in good standing in each jurisdiction in which the ownership of its properties or assets or the character of its present operations makes such qualification, registration or licensing necessary, except where the failure to so qualify or be in good standing would not have a Material Adverse Effect on the Acquired Fund.


     b. Licenses. TIP Funds on behalf of the Acquired Fund holds all permits, consents, registrations, certificates, authorizations and other approvals (collectively, "Licenses") required for the conduct of the Acquired Fund's business as now being conducted; all such Licenses are in full force and effect and no suspension or cancellation of any of them is pending or threatened; and none of such Licenses will be affected by the consummation of the transactions contemplated by this Agreement in a manner that would have a Material Adverse Effect on the Acquired Fund. TIP Funds is duly registered under the Investment Company Act as an open-end management investment company (File No. 811-7527), and such registration has not been revoked or rescinded and is in full force and effect. TIP Funds on behalf of the Acquired Fund has elected and qualified for the special tax treatment afforded regulated investment companies ("RICs") under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify for the taxable year ending upon the liquidation of the Acquired Fund.



     c. Authority. TIP Funds has full power and authority to execute and deliver this Agreement on behalf of the Acquired Fund and to consummate the transactions contemplated hereby on behalf of the Acquired Fund. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby by TIP Funds on behalf of the Acquired Fund have been duly and validly authorized by all necessary action on the part of TIP Funds on behalf of the Acquired Fund and no other proceedings on the part of TIP Funds are necessary to authorize this Agreement on behalf of the Acquired Fund or the consummation of the transactions contemplated hereby on behalf of the Acquired Fund, except for the approval of the Acquired Fund's shareholders as provided in
Section 7(c) hereof and the receipt from the Commission of an exemptive order from Section 15(f) under the Investment Company Act as provided in Section 7(k) hereof. This Agreement has been duly and validly executed by TIP Funds on behalf of the Acquired Fund and, subject to receipt of the requisite shareholder approval, this Agreement constitutes a legal, valid and binding obligation of TIP Funds on behalf of the Acquired Fund enforceable against TIP Funds on behalf of the Acquired Fund in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and the remedy of specific performance and injunctive and other forms of equitable relief.



     d. Financial Statements. MAMF has been furnished with an accurate, correct and complete statement of assets and liabilities and a schedule of Investments of the Acquired Fund, each as of September 30, 1999 said financial statements having been audited by Ernst & Young LLP, independent auditors. Such audited financial statements fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

     e. [Intentionally Left Blank]


     f. Prospectus and Statement of Additional Information. MAMF has been furnished with the Acquired Fund Prospectus and the Acquired Fund Statement of Additional Information, and said prospectus and statement of additional information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.



     g. Litigation. There are no material claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of TIP Funds, threatened against TIP Funds and/or the Acquired Fund that could reasonably be expected to have a Material Adverse Effect on the Acquired Fund. Neither TIP Funds nor the Acquired Fund is charged with or, to TIP Funds' knowledge, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquired Fund.



     h. Material Contracts. There are no material contracts outstanding to which TIP Funds is a party on behalf of the Acquired Fund that have not been disclosed in the N-14 Registration Statement, the Acquired Fund Prospectus, the Acquired Fund Statement of Additional Information or which will not otherwise be disclosed to MAM prior to the Valuation Time.



     i. No Conflict. The execution and delivery of this Agreement by TIP Funds on behalf of the Acquired Fund and the consummation of the transactions contemplated hereby by TIP Funds on behalf of the Acquired Fund will not contravene or constitute a default under or violation of (i) the Declaration of Trust or by-laws of TIP Funds, each as amended and in effect as of the date hereof, (ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained) to which TIP Funds is a party on behalf of the Acquired Fund or to which the Acquired Fund's assets or properties are subject, or (iii) any judgment, injunction, order or decree, or other instrument binding upon TIP Funds on behalf of the Acquired Fund or any of the assets or properties of the Acquired Fund, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquired Fund.


     j. Undisclosed Liabilities. The Acquired Fund has no material liabilities, contingent or otherwise, other than those shown on the Acquired Fund's statements of assets and liabilities referred to herein, those incurred in the ordinary course of its business as an investment company since September 30, 1999 and those incurred in connection with the Reorganization.


     k. Taxes. TIP Funds has filed (or caused to be filed), or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by the Acquired Fund, and has paid (or caused to be paid) or has obtained extensions to pay, all taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Exchange Date occurs. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Exchange Date occurs.


     l. Assets. The Acquired Fund has good and marketable title to the Assets, free and clear of all Liens. The Acquired Fund is the direct, sole and exclusive owner of the Assets. At the Exchange Date, upon consummation of the transactions contemplated hereby, the Acquiring Fund will have good and marketable title to the Assets, free and clear of all Liens.


     m. Consents. No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by TIP Funds on behalf of the Acquired Fund of the Reorganization, except for (i) such as may be required under the Securities Act, the Exchange Act, and the Investment Company Actor state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico), (ii) the Majority Shareholder Vote, and (iii) the approval of a majority of the members of the

Board of Trustees of TIP Funds, and (iv) the receipt from the Commission of an exemptive order from Section 15(f) under the Investment Company Act as provided in Section 7(k) hereof.

     n. N-14 Registration Statement. The registration statement filed, or to be filed, by MAMF on Form N-14 relating to the Corresponding Shares to be issued pursuant to this Agreement, which includes the proxy statement of the Acquired Fund and the prospectus of the Acquiring Fund with respect to the transactions contemplated herein, and any supplement or amendment thereto or to the documents therein (as amended, the "N-14 Registration Statement"), on the effective date of the N-14 Registration Statement, at the time of the shareholders' meeting referred to in Section 5(a) hereof and on the Exchange Date, insofar as it relates to TIP Funds and the Acquired Fund (i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and (ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.


     o. No Adverse Change. Since September 30, 1999 there has not been with respect to the Acquired Fund any:

          (i) material adverse change in the Acquired Fund's condition (financial or otherwise), assets, liabilities, business, prospects or results of operation other than changes in the ordinary course of business;

          (ii) change in accounting principles, methods or practices, except for such changes as were necessary to conform with generally accepted accounting principles; or

          (iii) incurrence of indebtedness maturing more than one year from the date that such indebtedness was incurred.


     p. Capitalization. The Acquired Fund is authorized to issue an unlimited number of full and fractional units of beneficial interest, par value $.00001 per share, of a single class. As of April 19, 2000, the Acquired Fund has 1,621,428.147 units of a single class issued and outstanding. All issued and outstanding units of the Acquired Fund are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights. Except for in connection with any automatic dividend reinvestment plan available to shareholders of the Acquired Fund, there are no options, warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquired Fund to issue any of its shares or securities convertible into its shares.


     q. Books and Records. To the Acquired Fund's knowledge, the books and records of the Acquired Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.


4. REPRESENTATIONS AND WARRANTIES OF MAMF ON BEHALF OF THE ACQUIRING FUND.

     MAMF on behalf of the Acquiring Fund represents and warrants to TIP Funds on behalf of the Acquired Fund as follows:

     a. Formation and Qualification. MAMF is a corporation duly incorporated, validly existing and in good standing in conformity with the laws of the State of Maryland, and has all requisite power and authority to own all of its properties or assets and carry on its business as presently conducted, is duly qualified, registered or licensed as a foreign corporation to do business and is in good standing in each jurisdiction in which the ownership of its properties or assets or the character of its present operations makes such qualification, registration or licensing necessary, except where the failure to so qualify or be in good standing would not have a Material Adverse Effect on the Acquiring Fund.

     b. Licenses. MAMF on behalf of the Acquiring Fund holds all Licenses required for the conduct of the Acquiring Fund's business as now being conducted; all such Licenses are in full force and effect and no suspension or cancellation of any of them is pending or threatened; and none of such Licenses will be affected by the consummation of the transactions contemplated by this Agreement in a manner that would have a Material Adverse Effect on the Acquiring Fund. MAMF is duly registered under the Investment Company Act as a diversified, open-end management investment company (File No. 811-8797), and such registration has not been revoked or rescinded and is in full force and effect. The Acquiring Fund has elected and qualified for the special tax treatment afforded to RICs under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify both until consummation of the Reorganization and thereafter.


     c. Authority. MAMF has full power and authority to execute and deliver this Agreement on behalf of the Acquiring Fund and to consummate the transactions contemplated hereby on behalf of the Acquiring Fund. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby by MAMF on behalf of the Acquiring Fund have been duly and validly authorized by all necessary action on the part of MAMF on behalf of the Acquiring Fund and no other proceedings on the part of MAMF are necessary to authorize this Agreement on behalf of the Acquiring Fund or the consummation of the transactions contemplated hereby on behalf of the Acquiring Fund, except the receipt from the Commission of an exemptive order from Section 15(f) under the Investment Company Act as provided in Section 8(l) hereof. This Agreement has been duly and validly executed by MAMF on behalf of the Acquiring Fund and constitutes a legal, valid and binding obligation of MAMF on behalf of the Acquiring Fund enforceable against MAMF on behalf of the Acquiring Fund in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and the remedy of specific performance and injunctive and other forms of equitable relief.



     d. Prospectus and Statement of Additional Information. TIP Funds has been furnished with the Acquiring Fund Prospectus and the Acquiring Fund Statement of Additional Information, and said prospectus and statement of additional information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.



     e. No Conflict. The execution and delivery of this Agreement by MAMF on behalf of the Acquiring Fund and the consummation of the transactions contemplated hereby by MAMF on behalf of the Acquiring Fund will not contravene or constitute a default under or violation of (i) the Certificate of Incorporation or by-laws of MAMF, each as amended and in effect as of the date hereof, (ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained) to which MAMF is a party on behalf of the Acquiring Fund or to which the Acquiring Fund's assets or properties are subject, or (iii) any judgment, injunction, order or decree, or other instrument binding upon MAMF on behalf of the Acquiring Fund or any of the assets or properties of the Acquiring Fund, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquiring Fund.



     f. Consents. No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by MAMF on behalf of the Acquiring Fund of the Reorganization, except for (i) such as may be required under the Securities Act, the Exchange Act, and the Investment Company Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico), (ii) the approval of a majority of the members of the Board of Directors of MAMF, and (iii) the receipt from the Commission of an exemptive order from Section 15(f) under the Investment Company Act as provided in Section 8(l) hereof.



     g. N-14 Registration Statement. The N-14 Registration Statement, on its effective date, at the time of the shareholders' meeting referred to in Section 5(a) hereof and on the Exchange Date, insofar as it relates to MAMF and the Acquiring Fund (i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and (ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     h. Capitalization. The Acquiring Fund is authorized to issue 400,000,000 full and fractional shares of beneficial interest, par value $.0001 per share, divided into four classes, designated Class I, Class A, Class B and Class C. As of the date hereof, the Acquiring Fund has no Class I, Class A, Class B or Class C shares issued and outstanding. All issued and outstanding shares of the Acquiring Fund are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights. Except for
(i) the right of Class B shares of the Acquiring Fund to automatically convert to Class A shares of the Acquiring Fund approximately eight years after the purchase thereof or (ii) in connection with any automatic dividend reinvestment plan available to shareholders of the Acquiring Fund, there are no options, warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquiring Fund to issue any of its shares or securities convertible into its shares.

     i. Corresponding Shares.

          (i) The Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund and subsequently distributed by the Acquired Fund to its shareholders as provided in this Agreement have been duly and validly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable and will have full voting rights, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.

          (ii) At or prior to the Exchange Date, the Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund hereunder will be duly qualified for offering to the public in all states of the United States in which the sale of shares of the Acquiring Fund presently are qualified, and there are a sufficient number of such shares registered under the Securities Act and with each pertinent state securities commission to permit the transfers contemplated by this Agreement to be consummated.


     j. Litigation. There are no material claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of MAMF, threatened against MAMF and/or the Acquiring Fund that could reasonably be expected to have a Material Adverse Effect on the Acquiring Fund. Neither MAMF nor the Acquiring Fund is charged with or, to MAMF's knowledge, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquiring Fund.



5. COVENANTS OF TIP FUNDS ON BEHALF OF THE ACQUIRED FUND AND MAMF ON BEHALF OF THE ACQUIRING FUND.



     a. Special Shareholders' Meeting. TIP Funds on behalf of the Acquired Fund agrees to call a special meeting of the shareholders of the Acquired Fund as soon as practicable after the effective date of the N-14 Registration Statement for the purpose of considering the Reorganization as described in this Agreement.



     b. Unaudited Financial Statements. TIP Funds hereby agrees to furnish to MAMF, at or prior to the Exchange Date, an accurate, correct and complete unaudited statement of assets and liabilities of the Acquired Fund with values determined in accordance with the procedures described in the Acquiring Fund Statement of Additional Information and an unaudited schedule of Investments of the Acquired Fund (including the respective dates and costs of acquisition thereof), each as of the Valuation Time. Such unaudited financial statements will fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.



     c. Share Ledger Records of the Acquiring Fund. TIP Funds on behalf of the Acquired Fund agrees, as soon as practicable after the Valuation Time, to open shareholder accounts on its share ledger records for the shareholders of the Acquired Fund in connection with the distribution of Corresponding Shares by the Acquired Fund to such shareholders in accordance with Sections 2(c) and (d) hereof.



     d. Conduct of Business. TIP Funds on behalf of the Acquired Fund covenants and agrees to operate its business as presently conducted between the date hereof and the Exchange Date.

     e. Termination of the Acquired Fund. TIP Funds agrees that following the consummation of the Reorganization, (i) it will terminate the existence of the Acquired Fund in accordance with the laws of the Commonwealth of Massachusetts and any other applicable law; (ii) it will not make on behalf of the Acquired Fund any distributions of any Corresponding Shares other than to the shareholders of the Acquired

Fund and without first paying or adequately providing for the payment of all of the liabilities of the Acquired Fund not assumed by the Acquiring Fund hereunder, if any; and (iii) on and after the Exchange Date it shall not conduct any business on behalf of the Acquired Fund, except in connection with the termination of the Acquired Fund.

     f. Filing of N-14 Registration Statement. MAMF will file the N-14 Registration Statement with the Commission and will use its best efforts to cause the N-14 Registration Statement to become effective as promptly as practicable after the filing thereof. TIP Funds and MAMF agree to cooperate fully with each other, and each will furnish to the other the information relating to itself and the Acquired Fund in the case of TIP Funds and the Acquiring Fund in the case of MAMF to be set forth in the N-14 Registration Statement as required by the Securities Act, the Exchange Act, the Investment Company Act, and the rules and regulations thereunder and the state securities or blue sky laws (if applicable).

     g. Material Contracts. TIP Funds on behalf of the Acquired Fund hereby agrees to disclose to MAMF the existence of any material contracts to which TIP Funds is a party on behalf of the Acquired Fund that have not been otherwise disclosed in the N-14 Registration Statement, the Acquired Fund Prospectus or the Acquired Fund Statement of Additional Information.

     h. Prohibited Assets. MAMF on behalf of the Acquiring Fund agrees to advise TIP Funds promptly in writing if at any time prior to the Exchange Date the Assets include any Prohibited Assets and shall provide to TIP Funds a list of such Prohibited Assets.

     i. Corresponding Shares. TIP Funds on behalf of the Acquired Fund agrees that it will not sell or otherwise dispose of on behalf of the Acquired Fund any of the Corresponding Shares to be received by the Acquired Fund from the Acquiring Fund in connection with the Reorganization, except in distribution to the shareholders of the Acquired Fund in accordance with the terms hereof.

     j. Tax Returns. TIP Funds on behalf of the Acquired Fund and MAMF on behalf of the Acquiring Fund each agrees that by the Exchange Date all of the Federal and other tax returns and reports of the Acquired Fund and the Acquiring Fund, respectively, required to be filed on or before such date shall have been filed and all taxes shown as due on said returns either shall have been paid or adequate liability reserves shall have been provided for the payment of such taxes. In connection with this provision, TIP Funds on behalf of the Acquired Fund and MAMF on behalf of the Acquiring Fund agree to cooperate with each other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes. MAMF on behalf of the Acquiring Fund agrees to retain for a period of ten (10) years following the Exchange Date all returns, schedules and work papers and all material records or other documents relating to tax matters of the Acquiring Fund for its taxable period first ending after the Exchange Date. Any information obtained under this subsection shall be kept confidential except as otherwise may be necessary in connection with the filing of returns or claims for refund or in conducting an audit or other proceeding. After the Exchange Date, TIP Funds on behalf of the Acquired Fund shall prepare, or cause its agents to prepare, any Federal, state or local tax returns, including any Forms 1099, required to be filed by the Acquired Fund with respect to the Acquired Fund's final taxable year ending with its complete liquidation and for any prior periods or taxable years and further shall cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities. Notwithstanding any of the foregoing, any expenses incurred by TIP Funds on behalf of the Acquired Fund (other than for payment of taxes) in connection with the preparation and filing of said tax returns and Forms 1099 after the Exchange Date shall be borne by TIP Funds on behalf of the Acquired Fund to the extent such expenses have been accrued by TIP Funds on behalf of the Acquired Fund in the ordinary course of business without regard to the Reorganization; any excess expenses shall be borne by Turner Investment Partners, Inc. at the time such tax returns and Forms 1099 are prepared.

     k. Combined Proxy Statement and Prospectus Mailing. TIP Funds on behalf of the Acquired Fund agrees to mail to its shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, a combined Proxy Statement and Prospectus which complies in all material respects with the applicable provisions of Section 14(a) of the Exchange Act and Section 20(a) of the Investment Company Act, and the rules and regulations promulgated thereunder.

     l. Confirmations of Tax Basis. TIP Funds on behalf of the Acquired Fund will deliver to MAMF on the Exchange Date confirmations or other adequate evidence as to the tax basis of each of the Assets delivered to the Acquiring Fund hereunder, certified by Deloitte & Touche LLP.

     m. Shareholder List. As soon as practicable after the close of business on the Exchange Date, TIP Funds on behalf of the Acquired Fund shall deliver to MAMF a list of the names and addresses of all of the shareholders of record of the Acquired Fund on the Exchange Date and the number of shares of the Acquired Fund owned by each such shareholder as of such date, certified to the best of its knowledge and belief by the transfer agent for the Acquired Fund or by TIP Funds' President or Vice President.

     n. The Acquiring Fund's Continued Existence. Following the consummation of the Reorganization, MAMF expects, and agrees to use all reasonable efforts, to cause the Acquiring Fund to stay in existence and to continue its business as an open-end management investment company registered under the Investment Company Act. MAMF on behalf of the Acquiring Fund has no plan or intention to sell or otherwise dispose of the Assets, except for (i) dispositions made in the ordinary course of business and (ii) the transfer of all or substantially all of the Assets to the corresponding series of Mercury Asset Management Master Trust in which the Acquiring Fund expects to invest substantially all of its assets as part of a "master/feeder" structure.


6. EXCHANGE DATE.


     The closing of the transactions contemplated by this Agreement shall be at the offices of Swidler Berlin Shereff Friedman, LLP ("SBSF"), The Chrysler Building, 405 Lexington Avenue, New York, New York 10174, at 10:00 A.M. on the next full business day following the Valuation Time, or at such other place, time and date agreed to by the parties hereto. The date and time upon which such closing is to take place shall be referred to herein as the "Exchange Date." Except with respect to Prohibited Assets, to the extent that any Assets, for any reason, are not transferable on the Exchange Date, TIP Funds on behalf of the Acquired Fund shall cause such Assets to be transferred to the Acquiring Fund's account with Brown Brothers Harriman & Co. at the earliest practicable date thereafter.

7. CONDITIONS PRECEDENT TO THE OBLIGATIONS OF TIP FUNDS ON BEHALF OF THE ACQUIRED FUND.

     The obligations of TIP Funds on behalf of the Acquired Fund hereunder shall be subject to the satisfaction, at or before the Exchange Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for the Acquired Fund only and may be waived, in whole or in part, by TIP Funds on behalf of the Acquired Fund at any time in its sole discretion.

     a. Representations and Warranties. The representations and warranties of MAMF on behalf of the Acquiring Fund made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Exchange Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

     b. Performance. MAMF on behalf of the Acquiring Fund shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Exchange Date.

     c. Shareholder Approval. This Agreement shall have been adopted, and the Reorganization shall have been approved, by the Majority Shareholder Vote.

     d. Approval of Board of Directors of MAMF. This Agreement shall have been adopted and the Reorganization shall have been approved by the Board of Directors of MAMF on behalf of the Acquiring Fund. MAMF on behalf of the Acquiring Fund shall have delivered to TIP Funds a copy of the resolutions of the Board of Directors of MAMF authorizing the execution, delivery and performance by MAMF on behalf of the Acquiring Fund of this Agreement and the transactions contemplated hereby, certified by a duly authorized officer of MAMF.

     e. Deliveries by MAMF on Behalf of the Acquiring Fund. At or prior to the Exchange Date, MAMF on behalf of the Acquiring Fund shall deliver to TIP Funds, against receipt by the Acquiring Fund of the Assets in accordance with Section 2(a) hereof, the following:



          (i) a certificate executed by the President (or a Vice President) and the Treasurer of MAMF, dated as of the Exchange Date, certifying that the conditions specified in Sections 7(a), (b), and (f) have been fulfilled;

          (ii) an opinion of SBSF, as counsel to MAMF, dated as of the Exchange Date, in form and substance satisfactory to TIP Funds as to the matters set forth below:



                (1) to such counsel's knowledge, no filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by MAMF on behalf of the Acquiring Fund of the Reorganization, except for such as have been obtained from the Board of Directors of MAMF and under the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder (including the receipt from the Commission of an exemptive order from Section 15(f) under the Investment Company
           Act) and under Maryland law and such as may be required under state securities laws;

                (2) the N-14 Registration Statement has become effective under the Securities Act, no stop order suspending the effectiveness of the N-14 Registration Statement has been issued and no proceedings for that purpose have been instituted or are pending or, to such counsel's knowledge, contemplated under the Securities Act, and the N-14 Registration Statement, and each amendment or supplement thereto, as of their respective effective dates, appear on their face to be appropriately responsive in all material respects to the requirements of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder;

                (3) to such counsel's knowledge, the descriptions in the N-14 Registration Statement of statutes, legal and governmental proceedings and contracts and other documents in respect of MAMF on behalf of the Acquiring Fund are accurate and fairly present the information required to be shown;

                (4) such counsel does not know of any statutes, legal or governmental proceedings or contracts or other documents related to the Reorganization of a character required to be described in the N-14 Registration Statement which are not described therein or, if required to be filed, filed as required;

                (5) the execution and delivery of the Agreement by MAMF on behalf of the Acquiring Fund and the consummation of the transactions contemplated thereby by MAMF on behalf of the Acquiring Fund do not contravene or constitute a default under or violation of any agreement or contract known to such counsel (or require the consent of any Person under any agreement or contract known to such counsel that has not been obtained) to which MAMF is a party on behalf of the Acquiring Fund or to which the Acquiring Fund's assets or properties are subject, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquiring Fund;

                (6) such counsel does not have actual knowledge of any material claims, actions, suits or legal, administrative or other proceedings pending or threatened against MAMF and/or the Acquiring Fund that could reasonably be expected to have a Material Adverse Effect on the Acquiring Fund; and

                (7) such opinion is solely for the benefit of the Acquired Fund, and the Board of Trustees and officers of TIP Funds.



     Such opinion shall also state that (AA) while such counsel cannot make any representation as to the accuracy or completeness of statements of fact in the N-14 Registration Statement or any amendment or supplement thereto, nothing has come to their attention that would lead them to believe that, on the respective effective dates of the N-14 Registration Statement and any amendment or supplement thereto,

(1) the N-14 Registration Statement or any amendment or supplement thereto contained any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; and (2) the prospectus included in the N-14 Registration Statement contained any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; and (BB) such counsel does not express any opinion or belief as to the financial statements or other financial or statistical data relating to the Acquiring Fund contained or incorporated by reference in the N-14 Registration Statement. In giving the opinion set forth above, SBSF may state that it is relying on certificates of officers of MAMF with regard to matters of fact and certain certificates and written statements of government officials with respect to the good standing of MAMF.



          (iii) an opinion of Piper Marbury Rudnick & Wolfe LLP in form and substance satisfactory to TIP Funds as to the matters set forth below:



                (1) MAMF is a corporation duly incorporated, validly existing and in good standing under the laws of the State of Maryland;

                (2) the Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund and subsequently distributed by the Acquired Fund to its shareholders as provided for by the Agreement have been duly and validly authorized and, when issued and delivered pursuant to the Agreement, will be legally and validly issued and will be fully paid and nonassessable, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof (pursuant to the charter, or the by-laws of MAMF each as amended and in effect as of the Exchange Date);

                (3) the execution and delivery of the Agreement by MAMF on behalf of the Acquiring Fund and the consummation of the transactions contemplated thereby by MAMF on behalf of the Acquiring Fund have been duly and validly authorized by all necessary action on the part of MAMF on behalf of the Acquiring Fund and no other proceedings on the part of MAMF on behalf of the Acquiring Fund are necessary to authorize the Agreement or the consummation of the transactions contemplated thereby;

                (4) the Agreement has been duly authorized for execution and delivery by an authorized officer of MAMF on behalf of the Acquiring Fund and, assuming due authorization, execution, and delivery of the Agreement by TIP Funds on behalf of the Acquired Fund, is a valid and binding obligation of MAMF on behalf of the Acquiring Fund, enforceable in accordance with its terms, except to the extent that enforcement thereof may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors' rights and to general principles of equity (regardless of whether enforcement is sought in a proceeding at law or in equity), and further subject to the qualification that no opinion is expressed as to the validity or enforceability of any provision regarding the choice of New York law to govern the Agreement;

                (5) the execution and delivery of the Agreement by MAMF on behalf of the Acquiring Fund and the consummation of the transactions contemplated thereby by MAMF on behalf of the Acquiring Fund do not contravene or constitute a default under or violation of the charter or by-laws of MAMF, each as amended and in effect as of the Exchange Date, or Maryland law; and

                (6) No Maryland regulatory consents, authorizations, or approvals are required to be obtained by the MAMF on behalf of the Acquiring Fund under the laws of the State of Maryland for the consummation of the transactions contemplated by the Agreement, except such as may be required under Maryland securities or blue sky laws.



          (iv) an opinion of SBSF, in form and substance satisfactory to TIP Funds and MAMF, to the effect that, for Federal income tax purposes,

             (1) the transfer of the Assets to the Acquiring Fund in exchange solely for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities as provided for in the Agreement will constitute a reorganization within the meaning of Section 368(a)(1)(F) of the Code, and the Acquiring Fund and the Acquired Fund will each be deemed to be a "party" to the Reorganization within the meaning of
        Section 368(b) of the Code;

             (2) in accordance with Section 361(a) of the Code, no gain or loss will be recognized to the Acquired Fund under Section 361(c)(1) of the Code as a result of the asset transfer solely in exchange for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities or on the distribution of the Corresponding Shares to the Acquiring Fund shareholders as provided for in the Agreement;

             (3) under Section 1032 of the Code, no gain or loss will be recognized to the Acquiring Fund on the receipt of the Assets in exchange for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities as provided for in the Agreement;

             (4) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the shareholders of the Acquired Fund on the receipt of Corresponding Shares in exchange for their shares of the Acquired Fund;

             (5) in accordance with Section 362(b) of the Code, the tax basis of the Assets in the hands of the Acquiring Fund will be the same as the tax basis of such Assets in the hands of the Acquired Fund immediately prior to the consummation of the Reorganization;

             (6) in accordance with Section 358 of the Code, immediately after the Reorganization, the tax basis of the Corresponding Shares received by the shareholders of the Acquired Fund in the Reorganization will be equal, in the aggregate, to the tax basis of the shares of the Acquired Fund surrendered in exchange therefor;

             (7) in accordance with Section 1223 of the Code, a shareholder's holding period for the Corresponding Shares will be determined by including the period for which such shareholder held the shares of the Acquired Fund exchanged therefor; provided, that such shares of the Acquired Fund were held as a capital asset;

             (8) in accordance with Section 1223 of the Code, the Acquiring Fund's holding period with respect to the Assets acquired by it will include the period for which such Assets were held by the Acquired Fund; and

             (9) pursuant to Section 381(a) of the Code and regulations thereunder, the Acquiring Fund will succeed to and take into account certain tax attributes of the Acquired Fund, such as earnings and profits, capital loss carryovers and method of accounting.

     f. No Adverse Change. There shall have occurred no material adverse change in the financial position of the Acquiring Fund since September 30, 1999 other than changes in its portfolio securities since that date or changes in the market value of its portfolio securities, each in the ordinary course of business.

     g. Absence of Litigation. There shall not be pending before any Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.


     h. Proceedings and Documents. All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to TIP Funds and its counsel, and TIP Funds and its counsel shall have received all such counterpart originals or certified or other copies of such documents as TIP Funds or its counsel may reasonably request.



     i. N-14 Registration Statement. The N-14 Registration Statement shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of MAMF or TIP Funds, contemplated by the Commission.



     j. Compliance with Laws; No Adverse Action or Decision. Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act, and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquiring Fund or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.


     k. Commission Orders or Interpretations. TIP Funds on behalf of the Acquired Fund shall have received from the Commission such orders or interpretations, including an exemptive order from Section 15(f) under the Investment Company Act, as Morgan Lewis & Bockius LLP as counsel to TIP Funds, deems reasonably necessary or desirable under the Securities Act and the Investment Company Act in connection with the Reorganization; provided, that such counsel shall have requested such orders or interpretations as promptly as practicable, and all such orders or interpretations shall be in full force and effect.

8. CONDITIONS OF MAMF ON BEHALF OF THE ACQUIRING FUND.

     The obligations of MAMF on behalf of the Acquiring Fund hereunder shall be subject to the satisfaction, at or before the Exchange Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for the Acquiring Fund only and may be waived, in whole or in part, by MAMF on behalf of the Acquiring Fund at any time in its sole discretion.

     a. Representations and Warranties. The representations and warranties of TIP Funds on behalf of the Acquired Fund made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Exchange Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

     b. Performance. TIP Funds on behalf of the Acquired Fund shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Exchange Date.


     c. Shareholder Approval. This Agreement shall have been adopted, and the Reorganization shall have been approved, by the Majority Shareholder Vote.


     d. Approval of Board of Trustees of TIP Funds. This Agreement shall have been adopted and the Reorganization shall have been approved by the Board of Trustees of TIP Funds on behalf of the Acquired Fund. TIP Funds on behalf of the Acquired Fund shall have delivered to MAMF a copy of the resolutions of the Board of Trustees of TIP Funds authorizing the execution, delivery and performance by TIP Funds on behalf of the Acquired Fund of this Agreement and the transactions contemplated hereby, certified by a duly authorized officer of TIP Funds.

     e. Deliveries by TIP Funds on behalf of the Acquired Fund. At or prior to the Exchange Date, TIP on behalf of the Acquired Fund shall deliver to MAMF, against the assumption by the Acquiring Fund of the Assumed Liabilities and the receipt by the Acquired Fund of the Corresponding Shares in accordance with Sections 2(b) and (c) hereof, respectively, the following:

          (i) a certificate executed by the President (or a Vice President) and the Treasurer of TIP Funds, dated as of the Exchange Date, certifying that the conditions specified in Sections 8(a), (b),(c) and (f) have been fulfilled;

          (ii) the unaudited financial statements of the Acquired Fund required by Section 5(b) hereof;


          (iii) an opinion of Morgan Lewis & Bockius LLP, as counsel to TIP Funds, dated as of the Exchange Date, in form and substance satisfactory to MAMF, as to the matters set forth below:

                (1) TIP Funds is a business trust duly formed, validly existing and in good standing in conformity with the laws of Massachusetts;

                (2) the execution and delivery of the Agreement by TIP Funds on behalf of the Acquired Fund and the consummation of the transactions contemplated thereby by TIP Funds on behalf of the Acquired Fund have been duly and validly authorized by all necessary action on the part of TIP Funds on behalf of the Acquired Fund and no other proceedings on the part of TIP Funds on behalf of the Acquired Fund are necessary to authorize the Agreement or the consummation of the transactions contemplated thereby;

                (3) the Agreement has been duly and validly executed by TIP Funds on behalf of the Acquired Fund and constitutes a legal, valid and binding obligation of TIP Funds on behalf of the Acquired Fund enforceable against TIP Funds on behalf of the Acquired Fund in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto; provided, that such counsel shall express no opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity;

                (4) to such counsel's knowledge, no filing or registration with, or consent, approval, authorization or order of, any Person is required under Massachusetts law for the consummation by TIP Funds on behalf of the Acquired Fund of the Reorganization, except for such as have been obtained from the Board of Trustees of TIP Funds and shareholders of the Acquired Fund and such as may be required under Massachusetts state securities law;

                (5) to such counsel's knowledge, the Acquired Fund has good and marketable title to the Assets, free and clear of all Liens;

                (6) to such counsel's knowledge, no filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by TIP Funds on behalf of the Acquired Fund of the Reorganization, except for such as have been obtained from the Board of Trustees of TIP Funds and shareholders of the Acquired Fund and under the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder (including the receipt from the Commission of an exemptive order from Section 15(f) under the Investment Company Act) and under Massachusetts law and such as may be required under state securities laws;

                (7) the proxy statement of the Acquired Fund contained in the N-14 Registration Statement, and each amendment or supplement thereto, as of their respective effective dates, appear on their face to be appropriately responsive in all material respects to the requirements of the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder;

                (8) to such counsel's knowledge, the descriptions in the proxy statement of the Acquired Fund contained in the N-14 Registration Statement of statutes, legal and governmental proceedings and contracts and other documents in respect of TIP Funds on behalf of the Acquired Fund are accurate and fairly present the information required to be shown;

                (9) such counsel does not know of any statutes, legal or governmental proceedings or contracts or other documents related to the Reorganization of a character required to be described in the N-14 Registration Statement which are not described therein or, if required to be filed, filed as required;

                (10) the execution and delivery of the Agreement by TIP Funds on behalf of the Acquired Fund and the consummation of the transactions contemplated thereby by TIP Funds on behalf of the Acquired Fund do not contravene or constitute a default under or violation of (i) the Declaration of Trust or by-laws of TIP Funds, each as amended and in effect as of the Exchange Date, (ii) any agreement or contract known to such counsel (or require the consent of any Person under any agreement or contract known to such counsel that has not been obtained) to which TIP Funds is a party on behalf of the Acquired Fund or to which the Acquired Fund's assets or properties are subject, or (iii) Massachusetts' law, except, in the case of subsection (ii), where such contravention, default or violation would not have a Material Adverse Effect on the Acquired Fund;

                (11) such counsel does not have actual knowledge of any material claims, actions, suits or legal, administrative or other proceedings pending or threatened against TIP Funds and/or the Acquired Fund that could reasonably be expected to have a Material Adverse Effect on the Acquired Fund; and

                (12) such opinion is solely for the benefit of the Acquiring Fund and the Board of Directors and officers of MAMF.



     Such opinion shall also state that (AA) while such counsel cannot make any representation as to the accuracy or completeness of statements of fact in the N-14 Registration Statement or any amendment or supplement thereto, nothing has come to their attention that would lead them to believe that, on the respective effective dates of the N-14 Registration Statement and any amendment or supplement thereto, (1) the N-14 Registration Statement or any amendment or supplement thereto contained any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; and (2) the proxy statement of the Acquired Fund contained in the N-14 Registration Statement or any amendment or supplement thereto contained any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; and (BB) such counsel does not express any opinion or belief as to the financial statements or other financial or statistical data relating to the Acquired Fund contained or incorporated by reference in the N-14 Registration Statement. In giving the opinion set forth above, Morgan Lewis & Bockius LLP may state that it is relying on certificates of officers of TIP Funds with regard to matters of fact and certain certificates and written statements of governmental officials with respect to the good standing of TIP Funds.


     f. No Adverse Change. There shall have occurred no material adverse change in the financial position of the Acquired Fund since September 30, 1999 other than changes in its portfolio securities since that date or changes in the market value of its portfolio securities, each in the ordinary course of business.

     g. Absence of Litigation. There shall not be pending before any Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.


     h. Proceedings and Documents. All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to MAMF and its counsel, and MAMF and its counsel shall have received all such counterpart originals or certified or other copies of such documents as MAMF or its counsel may reasonably request.



     i. N-14 Registration Statement. The N-14 Registration Statement shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of TIP Funds or MAMF, contemplated by the Commission.



     j. Accountants' Letters. MAMF shall have received from Ernst & Young LLP a letter dated no later than May 31, 2000 and a similar letter dated at the Valuation Time, in form and substance satisfactory to MAMF, to the effect that:

          (i) Ernst & Young LLP serves as independent public accountants to the Acquired Fund within the meaning of the Securities Act and the applicable rules and regulations promulgated thereunder;


          (ii) in their opinion, the financial statements and supplementary information of the Acquired Fund included or incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material respects with the applicable accounting requirements of the Securities Act and the rules and regulations promulgated thereunder; and

          (iii) on the basis of limited procedures agreed upon by MAMF on behalf of the Acquiring Fund and TIP Funds on behalf of the Acquired Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards) consisting of a reading of the unaudited statement of assets and liabilities of the Acquired Fund with values determined in accordance with the procedures described in the Acquiring Fund Statement of Additional Information and an unaudited Schedule of Investments of the Acquired Fund, each as of March 31, 2000 and any related unaudited supplementary information (including the information relating to TIP Funds and the Acquired Fund appearing in the N-14 Registration Statement, which information is expressed in dollars (or percentages derived from such dollars) (with the exception of performance comparisons, if any)), and inquiries of certain officials of the Acquired Fund responsible for financial and accounting matters of the Acquired Fund, nothing came to their attention that caused them to believe that (a) such unaudited financial statements and related unaudited supplementary information do not comply as to form in all material respects with the applicable accounting requirements of the Securities Act and the rules and regulations promulgated thereunder, (b) such unaudited financial statements are not fairly presented in conformity with generally accepted accounting principles, applied on a basis substantially consistent with that of the audited financial statements of the Acquired Fund, or (c) such unaudited supplementary information is not fairly stated in all material respects in relation to the unaudited financial statements of the Acquired Fund taken as a whole.




     k. Compliance with Laws; No Adverse Action or Decision. Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act, and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquired Fund or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.


     l. Commission Orders or Interpretations. MAMF shall have received from the Commission such orders or interpretations, including an exemptive order from
Section 15(f) under the Investment Company Act, as SBSF, as counsel to MAMF, deems reasonably necessary or desirable under the Securities Act and the Investment Company Act in connection with the Reorganization; provided, that such counsel shall have requested such orders or interpretations as promptly as practicable, and all such orders or interpretations shall be in full force and effect.

     m. Assets. The Assets to be transferred to the Acquiring Fund, or the Assumed Liabilities to be assumed by the Acquiring Fund, hereunder shall not include any Prohibited Assets as identified to TIP on behalf of the Acquired Fund by MAMF on behalf of the Acquiring Fund in accordance with Section 5(h) hereof.

     n. Due Diligence Regarding Tax Returns. The completion by Deloitte & Touche LLP of all due diligence regarding Federal, state and local income tax returns of the Acquired Fund, the results of which are satisfactory to the Acquiring Fund.

     o. Dividends. Prior to the Exchange Date, the Acquired Fund shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income for the period from October 1, 1999 to and including the Exchange Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized for the period from October 1, 1999 to and including the Exchange Date.

9. TERMINATION, POSTPONEMENT AND WAIVERS.

     a. Termination of Agreement. Notwithstanding anything contained in this Agreement to the contrary, subject to Section 10(a) hereof, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of the Acquired Fund) prior to the Exchange Date, or the Exchange Date may be postponed, by notice in writing prior to the Exchange Date


          (i) by TIP Funds on behalf of the Acquired Fund or MAMF on behalf of the Acquiring Fund if:

                (1) the Board of Trustees of TIP Funds and the Board of Directors of MAMF so mutually agree in writing;

                (2) the transactions contemplated by this Agreement have not been consummated by December 31, 2000; provided, however, that the right to terminate or postpone this Agreement under this Section 9(a)(i)(2) shall not be available to any party whose failure to fulfill any obligation under this Agreement has been the cause of, or resulted in, the failure of consummation of the transactions contemplated by this Agreement on or before such date; or


                (3) any Governmental Authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided, that the party seeking to terminate this Agreement pursuant to this Section 9(a)(i)(3) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied.


          (ii) by TIP Funds on behalf of the Acquired Fund if any condition of TIP Fund's obligations on behalf of the Acquired Fund set forth in Section 7 of this Agreement has not been fulfilled by MAMF on behalf of the Acquiring Fund or waived by TIP Funds on behalf of the Acquired Fund, or

          (iii) by MAMF on behalf of the Acquiring Fund if any condition of MAMF's obligations on behalf of the Acquiring Fund set forth in Section 8 of this Agreement has not been fulfilled by TIP Funds on behalf of the Acquired Fund or waived by MAMF on behalf of the Acquiring Fund.

     b. Commission Order. If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Exchange Date and shall impose any terms or conditions which are determined by action of the Board of Trustees of TIP Funds and the Board of Directors of MAMF to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund, unless such terms and conditions shall result in a change in the method of computing the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of the Acquired Fund prior to the meeting at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Acquired Fund promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval and the requisite approval of such conditions shall be obtained.

     c. Effect of Termination. In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become null and void and have no further force or effect, and there shall not be any liability on the part of either TIP Funds on behalf of the Acquired Fund or MAMF on behalf of the Acquiring Fund or Persons who are their directors, trustees, officers, agents or shareholders, if any in respect of this Agreement.

     d. Waivers; Non-Material Changes. At any time prior to the Exchange Date, any of the terms or conditions of this Agreement may be waived by the Board of Trustees or the Board of Directors of the party hereto that is entitled to the benefit thereof, if, in the judgment of such Board after consultation with its counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Acquired Fund or the Acquiring Fund, as the case may be, on behalf of which such action is taken. In addition, the Board of Trustees of TIP Funds and the Board of Directors of MAMF have delegated to the investment adviser of the Acquired Fund and the Acquiring Fund, respectively, the ability to make non-material changes to this Agreement if such investment adviser deems it to be in the best interests of such fund for which it serves as investment adviser to do so.


10. SURVIVAL OF REPRESENTATIONS AND WARRANTIES; INDEMNIFICATION.


     a. Survival of Representations and Warranties. The respective representations and warranties contained in Sections 3 and 4 hereof shall expire with, and be terminated by, the consummation of the Reorganization, and neither TIP Funds on behalf of the Acquired Fund, MAMF on behalf of the Acquiring Fund nor any of their respective officers or directors, agents or shareholders (including shareholders of the Acquired Fund and the Acquiring Fund) shall have any liability with respect to such representations or warranties after the Exchange Date. This provision shall not protect any officer, director, agent or shareholder (including shareholders of the Acquired Fund and the Acquiring Fund) of TIP Funds on behalf of the Acquired Fund or MAMF on behalf of the Acquiring Fund against any liability to the entity for which such Person serves in such capacity, or to its shareholders, to which such Person would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

     b. Indemnification Obligations of TIP Funds on behalf of the Acquired Fund. TIP Funds on behalf of the Acquired Fund hereby agrees to indemnify and hold harmless MAMF on behalf of the Acquiring Fund from and against any and all losses, claims, damages, liabilities, costs (including reasonable attorneys' fees) and expenses (including expenses of investigation) (collectively, "Losses") which MAMF and/or the Acquiring Fund may incur or sustain as a result of, relating to or arising out of, (i) any corporate obligation of TIP Funds on behalf of the Acquired Fund, whether consisting of tax deficiencies or otherwise, required to be paid by MAMF and/or the Acquiring Fund and based upon a claim or claims against TIP Funds and/or the Acquired Fund which were omitted or not fairly reflected in the financial statements delivered to MAMF in connection with the Reorganization; (ii) any breach or alleged breach in any material respect of any warranty, or the inaccuracy in any material respect of any representation, including without limitation, any representation regarding the performance information of the Acquired Fund, as the case may be, made by TIP Funds on behalf of the Acquired Fund hereunder (iii) the failure or threatened failure, in any material respect, of TIP Funds on behalf of the Acquired Fund to fulfill any agreement or covenant of TIP Funds on behalf of the Acquired Fund contained in this Agreement; or (iv) any claim is made alleging that (a) the N-14 Registration Statement included any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading or (b) the Proxy Statement and Prospectus delivered to the shareholders of the Acquired Fund and forming a part of the N-14 Registration Statement included any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading, insofar as such claim is based on information relating to TIP Funds or the Acquired Fund. The party being indemnified is referred to herein as the "Indemnified Party" and the indemnifying party is referred to herein as the "Indemnifying Party."

     c. Indemnification Obligations of MAMF on behalf of the Acquiring
Fund. MAMF on behalf of the Acquiring Fund hereby agrees to indemnify and hold harmless TIP Funds on behalf of the Acquired Fund from and against any and all Losses which TIP Funds and/or the Acquired Fund may incur or sustain as a result of, relating to or arising out of, (i) any breach or alleged breach in any material respect of any warranty, or the inaccuracy in any material respect of any representation, as the case may be, made by MAMF on behalf of the Acquiring Fund hereunder; (ii) the failure or threatened failure, in any material respect, of MAMF on behalf of the Acquiring Fund to fulfill any agreement or covenant of MAMF on behalf of the Acquiring Fund contained in this Agreement; or (iii) any claim is made alleging that (a) the N-14 Registration Statement included any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading or (b) the Proxy Statement and Prospectus delivered to shareholders of the Acquired Fund and forming a part of the N-14 Registration Statement included any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading, except insofar as such claim is based on information relating to TIP Funds or the Acquired Fund.

     d. Indemnification Procedure. In the event that any claim is made against MAMF and/or the Acquiring Fund in respect of which indemnity may be sought by MAMF on behalf of the Acquiring Fund from TIP Funds on behalf of the Acquired Fund under Section 10(b) hereof, or in the event that any claim is made against TIP Funds and/or the Acquired Fund in respect of which indemnity may be sought by TIP Funds on behalf of the Acquired Fund from MAMF on behalf of the Acquiring Fund under Section 10(c) hereof, then the Indemnified Party, with reasonable promptness and before payment of such claim, shall give written notice of such claim to the Indemnifying Party. If no objection as to the validity of the claim is made in writing to the Indemnified Party by the Indemnifying Party within thirty (30) days after the giving of notice hereunder, then the Indemnified Party may pay such claim and shall be entitled to reimbursement therefor, pursuant to this Agreement. If, prior to the termination of such thirty-day period, objection in writing as to the validity of such claim is made to the Indemnified Party, the Indemnified Party shall withhold payment thereof until the validity of such claim is established (i) to the satisfaction of the Indemnifying Party, or (ii) by a final determination of a court of competent jurisdiction, whereupon the Indemnified Party may pay such claim and shall be entitled to reimbursement thereof, pursuant to this Agreement, or (iii) with respect to any tax claims, within seven (7) calendar days following the earlier of (A) an agreement between TIP Funds on behalf of the Acquired Fund and MAMF on behalf of the Acquiring Fund that an indemnity amount is payable, (B) an assessment of a tax by a taxing authority, or (C) a "determination" as defined in Section 1313(a) of the Code. For purposes of this Section, the term "assessment" shall have the same meaning as used in Chapter 63 of the Code and Treasury Regulations thereunder, or any comparable provision under the laws of the appropriate taxing authority. In the event of any objection by the Indemnifying Party, the Indemnifying Party promptly shall investigate the claim, and if it is not satisfied with the validity thereof, the Indemnifying Party shall conduct the defense against such claim. All costs and expenses incurred by the Indemnifying Party in connection with such investigation and defense of such claim shall be borne by it. These indemnification provisions are in addition to, and not in limitation of, any other rights the parties may have under applicable law.


11. OTHER MATTERS.


     a. Legend. Pursuant to Rule 145 under the Securities Act, and in connection with the issuance of any shares to any Person who at the time of the Reorganization is, to its knowledge, an affiliate of a party to the Reorganization pursuant to Rule 145(c) of the Securities Act, MAMF on behalf of the Acquiring Fund will cause to be affixed upon the certificate(s) issued to such Person (if any) a legend as follows:

     THESE SHARES ARE SUBJECT TO RESTRICTIONS ON TRANSFER UNDER THE SECURITIES ACT OF 1933 AND MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO MERCURY SELECT GROWTH FUND OF MERCURY ASSET MANAGEMENT FUNDS, INC. (OR ITS STATUTORY SUCCESSOR) OR ITS PRINCIPAL UNDERWRITER UNLESS (I) A REGISTRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE SECURITIES ACT OF 1933 OR (II) IN THE OPINION OF COUNSEL REASONABLY SATISFACTORY TO THE FUND, SUCH REGISTRATION IS NOT REQUIRED.

and, further, that stop transfer instructions will be issued to the Acquiring Fund's transfer agent with respect to such shares. TIP Funds on behalf of the Acquired Fund will provide MAMF on the Exchange Date with the name of any shareholder of the Acquired Fund who is to the knowledge of TIP Funds an affiliate of it on such date.


     b. Further Assurances. Each party hereto covenants and agrees to provide the other party hereto and its agents and counsel with any and all documentation, information, assistance and cooperation that may become necessary from time to time with respect to the transactions contemplated by this Agreement.


     c. Notices. Any notice, report or other communication hereunder shall be in writing and shall be given to the Person entitled thereto by hand delivery, prepaid certified mail or overnight service, addressed to TIP Funds on behalf of the Acquired Fund or MAMF on behalf of the Acquiring Fund, as applicable, at the addresses set forth below. If the notice is sent by certified mail, it shall be deemed to have been given to the Person entitled thereto five (5) business days after being deposited in the United States mail and if the notice is sent by overnight service, it shall be deemed to have been given to the Person entitled thereto one (1) business day after it was deposited with the courier service for delivery to that Person. Notice of any change in any address listed below also shall be given in the manner set forth above. Whenever the giving of notice is required, the giving of such notice may be waived by the party entitled to receive such notice.

If to TIP Funds on behalf of    c/o Turner Investment Partners, Inc.
  the Acquired Fund, to:        1235 Westlakes Drive
                                Suite 350
                                Berwyn, PA 19312
                                Attention: Stephen Kneeley

With a copy to:                 Morgan Lewis & Bockius LLP
                                1701 Market Street
                                Philadelphia, PA 19103-2921
                                Attention: James W. Jennings, Esq.

If to MAMF on behalf of the     c/o Mercury Asset Management Funds, Inc.
  Acquiring Fund, to:           800 Scudders Mill Road
                                Plainsboro, New Jersey 08536
                                Attention: Terry K. Glenn

With a copy to:                 Swidler Berlin Shereff Friedman, LLP
                                The Chrysler Building
                                405 Lexington Avenue
                                New York, NY 10174
                                Attention: Joel H. Goldberg, Esq.


     d. Entire Agreement. This Agreement contains the entire agreement between the parties hereto with respect to the matters contemplated herein and supersedes all previous agreements or understandings between the parties related to such matters.

     e. Amendment. Except as set forth in Section 9(d) hereof, this Agreement may be amended, modified, superseded, canceled, renewed or extended, and the terms or covenants hereof may be waived, only by a written instrument executed by all of the parties hereto or, in the case of a waiver, by the party waiving compliance. Except as otherwise specifically provided in this Agreement, no waiver by either party hereto of any breach by the other party hereto of any condition or provision of this Agreement to be performed by such other party shall be deemed a waiver of a similar or dissimilar provision or condition at the same or at any prior or subsequent time.


     f. Governing Law. This Agreement shall be construed and enforced in accordance with, and the rights of the parties shall be governed by, the laws of the State of New York applicable to agreements made and to be performed in said state, without giving effect to the principles of conflict of laws thereof.


     g. Assignment. This Agreement shall not be assigned by any of the parties hereto, in whole or in part, whether by operation of law or otherwise, without the prior written consent of the other party hereto. Any purported assignment contrary to the terms hereof shall be null, void and of no effect.


     h. Fees and Expenses. With respect to expenses incurred in connection with the Reorganization, (i) the Acquiring Fund shall pay all expenses incurred which are solely attributable to the Acquiring Fund and the conduct of its business,
(ii) Turner Investment Partners, Inc. shall pay all expenses incurred which are solely attributable to the Acquired Fund and the conduct of its business, and
(iii) Mercury Asset Management US, a division of Fund Asset Management, L.P., and Turner Investment Partners, Inc. shall each pay one half of all other expenses incurred in connection with the Reorganization, including, but not limited to, all costs related to the preparation and distribution of the N-14 Registration Statement; provided that Mercury Asset Management US, a division of Fund Asset Management, L.P., shall be reimbursed by the Acquiring Fund for all expenses paid by Mercury Asset Management US, a division of Fund Asset Management, L.P., under subsection (iii) above. Such fees and expenses shall include costs of preparing and filing a Ruling, legal and accounting fees, state securities fees (if any), printing costs, filing fees, portfolio transfer taxes (if any), and any similar expenses incurred in connection with the Reorganization. If for any reason the Reorganization is not consummated, a party shall not be liable to the other party hereto for any damages resulting therefrom, including, without limitation, consequential damages, except to the extent that such party acted with willful misfeasance, bad faith, willful misconduct or reckless disregard.


     i. Severability. Any term or provision of this Agreement which is invalid or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions of this Agreement or affecting the validity or enforceability of any of the terms and provisions of this Agreement in any other jurisdiction.

     j. Headings. Headings to sections in this Agreement are intended solely for convenience and no provision of this Agreement is to be construed by reference to the heading of any section.

     k. Counterparts. This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

     IN WITNESS WHEREOF, the parties have executed this Agreement as of the date first set forth above.

                                          MERCURY ASSET MANAGEMENT FUNDS, INC.
                                          on behalf of its portfolio
                                          MERCURY SELECT GROWTH FUND

                                          By: __________________________________
                                          Name:
                                          Title:


                                          TIP FUNDS
                                          on behalf of its portfolio
                                          TURNER LARGE CAP GROWTH EQUITY FUND

                                          By:___________________________________
                                          Name:
                                          Title:

                      STATEMENT OF ADDITIONAL INFORMATION


                          ACQUISITION OF THE ASSETS OF

                      TURNER LARGE CAP GROWTH EQUITY FUND
                                  A SERIES OF

                                   TIP FUNDS
                        1235 WESTLAKES DRIVE, SUITE 350
                           BERWYN, PENNSYLVANIA 19312
                                 (800) 224-6312

                           IN EXCHANGE FOR SHARES OF

                           MERCURY SELECT GROWTH FUND
                                  A SERIES OF

                      MERCURY ASSET MANAGEMENT FUNDS, INC.
                                 P.O. BOX 9011
                        PRINCETON, NEW JERSEY 08543-9011
                                 (609) 282-2800


     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Proxy Statement/Prospectus of Turner Large Cap Growth Equity Fund ("Turner Fund") and Mercury Select Growth Fund (the "Mercury Fund") dated April 28, 2000 (the "Proxy Statement/Prospectus"), which has been filed with Securities and Exchange Commission and can be obtained, without charge, by calling the Turner Fund or the Mercury Fund at 1-800-224-6312 and 1-888-763-2260, respectively, or by writing either of such funds at its respective address referenced above. This Statement of Additional Information has been incorporated by reference into the Proxy Statement/Prospectus.

     Further information about the Mercury Fund is contained in and incorporated by reference to its Preliminary Prospectus, dated April 28, 2000, and its Statement of Additional Information, dated April 28, 2000, which are incorporated by reference into this Statement of Additional Information. The Mercury Fund's Statement of Additional Information and Prospectus accompany this Statement of Additional Information.

     Further information about the Turner Fund is contained in and incorporated by reference to its Prospectus, dated January 31, 2000, and its Statement of Additional Information, dated January 31, 2000, which are incorporated by reference into this Statement of Additional Information. The Turner Fund's Statement of Additional Information and Prospectus accompany this Statement of Additional Information. The Turner Fund's Annual Report to Shareholders for the fiscal year ended September 30, 1999 is also incorporated herein by reference. The Turner Fund's Annual Report to Shareholders for the fiscal year ended September 30, 1999 accompanies this Statement of Additional Information.


     The Commission maintains a web site (http://www.sec.gov) that contains the prospectus and statement of additional information of each of the Turner Fund and the Mercury Fund, other material incorporated by reference and other information regarding the Turner Fund and the Mercury Fund.

                               TABLE OF CONTENTS

General Information....................................................     2
Financial Statements...................................................     2


    THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS APRIL 28, 2000.

                              GENERAL INFORMATION


     The shareholders of the Turner Fund are being asked to approve (i) the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of the Turner Fund by the Mercury Fund solely in exchange for a number of newly-issued Class I shares of the Mercury Fund equal to the number of shares of the Turner fund owned by its shareholders immediately prior to the Reorganization, (ii) the subsequent transfer of such assets and certain liabilities to the underlying Portfolio in which the Mercury Fund invests in exchange for an equal value of interests in that Portfolio, and (iii) the termination of the Turner Fund (collectively, the "Reorganization"). The Mercury Fund is an open-end management investment company organized as a portfolio of Mercury Asset Management Funds, Inc., a Maryland corporation. A Special Meeting of Shareholders of the Turner Fund to consider the Reorganization will be held at 1235 Westlakes Drive, Suite 350, Berwyn, Pennsylvania, on June 6, 2000, at 3:30 p.m. Eastern time.

     For detailed information about the Reorganization, shareholders of the Turner Fund should refer to the Proxy Statement/Prospectus. For further information about the Mercury Fund shareholders of the Turner Fund should refer to the Mercury Fund's Preliminary Statement of Additional Information and Prospectus, each dated April 28, 2000, each of which accompany this Statement of Additional Information and are incorporated by reference herein. For further information about the Turner Fund, shareholders should refer to the Turner Fund's Statement of Additional Information and Prospectus, each dated January 31, 2000, which accompany this Statement of Additional Information and are incorporated by reference herein.


                              FINANCIAL STATEMENTS


     Audited financial statements and accompanying notes for the fiscal year ended September 30, 1999, and the independent auditor's report thereon, dated November 8, 1999, of the Turner Fund are incorporated by reference from the Turner Fund's Annual Report to Shareholders, which accompanies this Statement of Additional Information. On February 25, 2000, the Board of Trustees of TIP Funds approved a plan to reorganize the Turner Large Cap Growth Equity Fund into a similar fund that is being created by Mercury Asset Management Funds, Inc. called the Mercury Select Growth Fund, subject to shareholder and regulatory approval.

                                    PART C.

                               OTHER INFORMATION

ITEM 15.  INDEMNIFICATION.

     Reference is made to Article V of Registrant's Articles of Incorporation,
Article VI of Registrant's By-Laws and Section 2-418 of the Maryland General Corporation Law.


     Article V of the Registrant's Articles of Incorporation provides that each acting and former director and officer of the Corporation shall be indemnified by the Corporation to the full extent permitted by the Maryland General Corporation law, subject to the requirements of the Investment Company Act of 1940, as amended (the "1940 Act").

     Article VI of the By-Laws provides that each officer and director of the Registrant shall be indemnified by the Registrant to the full extent permitted under the Maryland General Corporation Law, except that such indemnity shall not protect any such person against any liability to the Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Absent a court determination that an officer or director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination by special legal counsel in a written opinion or the vote of a quorum of the Directors who are neither "interested persons," as defined in
Section 2(a)(19) of the of 1940 Act, nor parties to the proceeding ("non-party independent directors"), after review of the facts, that such officer or Director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Each officer and director of the Registrant claiming indemnification within the scope of Article VI of the By-Laws shall be entitled to advances from the Registrant for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permitted under the Maryland General Corporation Law without a preliminary determination as to his or her ultimate entitlement to indemnification (except as set forth below); provided, however, that the person seeking indemnification shall provide to the Registrant a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Registrant has been met and a written undertaking to repay any such advance, if it should ultimately be determined that the standard of conduct has not been met, and provided further that at least one of the following additional conditions is met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Registrant for his undertaking; (b) the Registrant is insured against losses arising by reason of the advance; or (c) a majority of a quorum of non-party independent directors, or independent legal counsel in a written opinion, shall determine, based on a review of facts readily available to the Registrant at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

     Section 2-418 of the Maryland General Corporation Law permits indemnification of directors, officers, employees and agents of a corporation under certain conditions and subject to limitations. The Registrant's By-Laws require the Registrant to indemnify its directors and officers to the fullest extent permitted by the Maryland General Corporation Law, including circumstances in which indemnification is otherwise discretionary.

     Section 2-418 also empowers the Registrant to purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the General Laws of the State of Maryland, from liability arising from his activities as officer or director of the Registrant. The Registrant, however, may not purchase insurance on behalf of any officer or director of the Registrant that protects or purports to protect such person from liability to the Registrant or to its stockholders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     The Registrant may indemnify, make advances or purchase insurance to the extent provided in Article VI of the By-Laws on behalf of an employee or agent who is not an officer or director of the Registrant.

     In Section 9 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (the "1933 Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

     Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 16.  EXHIBITS:

EXHIBIT
NUMBER
-------

 1           --   Articles of Amendment and Restatement of Registrant.(2)

 2           --   Amended and Restated By-Laws of Registrant.(1)


 3           --   Not Applicable.

 4           --   Form of Agreement and Plan of Reorganization between Registrant on behalf of its portfolio Mercury
                  Select Growth Fund and TIP Funds on behalf of its portfolio Turner Large Cap Growth Equity Fund
                  (included in Appendix A to the Proxy Statement/Prospectus contained in this Registration Statement).

 5           --   Instrument Defining Rights of Shareholders, including the relevant portions of the Articles of
                  Restatement of Registrant or Amended and Restated By-Laws of Registrant. Incorporated by reference to Exhibits 1 and 2 above.


 6(a)        --   Form of Investment Advisory Agreement between Mercury Asset Management Master Trust on behalf of its portfolio Mercury Master Select Growth Portfolio and Mercury Asset Management US, a division of Fund
                  Asset Management, L.P.

 6(b)        --   Form of Sub-Advisory Agreement between Mercury Asset Management US, a division of Fund Asset
                  Management, L.P., and Turner Investment Partners, Inc.

 6(c)        --   Form of Fee Waiver/Expense Reimbursement Agreement between Mercury Asset Management Master Trust on behalf of Mercury Master Select Growth Portfolio, Registrant on behalf of Mercury Select Growth Fund and Mercury Asset Management US, a division of Fund Asset Management, L.P. and Fund Asset
                  Management, L.P.(2)

 7(a)        --   Form of Amended and Restated Distribution Agreement between Registrant and Mercury Funds
                  Distributor, a division of Princeton Funds Distributor, Inc.(2)


 8           --   None.

 9           --   Custody Agreement between Registrant and Brown Brothers Harriman & Co.(1)


10(a)        --   Form of Amended and Restated Distribution Plan (Class A Plan)(2)

10(b)        --   Form of Amended and Restated Distribution Plan (Class B Plan)(2)

10(c)        --   Form of Amended and Restated Distribution Plan (Class C Plan)(2)

10(d)        --   Rule 18f-3 Plan.(1)


EXHIBIT
NUMBER
-------


11           --   Opinion and consent of Swidler Berlin Shereff Friedman, LLP counsel for Registrant as to the legality of the securities being registered.

12           --   Opinion and consent of Swidler Berlin Shereff Friedman, LLP, counsel for Registrant as to certain tax matters.


13           --   Not Applicable.


14(a)        --   Consent of Ernst & Young LLP, independent auditors for Turner Large Cap Growth Equity Fund.

14(b)        --   Consent of Deloitte & Touche LLP, independent auditors for the Registrant.


15           --   Not Applicable.


16           --   Power of Attorney.(6)

17(a)        --   Form of Proxy.

17(b)        --   Proxy Information Sheet.(6)

17(c)        --   Q & A Sheet.(6)

17(d)        --   Preliminary Prospectus, dated April 28, 2000, and Preliminary Statement of Additional Information,
                  dated April 28, 2000, of Registrant.(3)


17(e)        --   Prospectus dated January 31, 2000 and Statement of Additional Information dated January 31, 2000 of
                  Turner Large Cap Growth Equity Fund.(4)

17(f)        --   Annual Report to Shareholders of Turner Large Cap Growth Equity Fund for the fiscal year ended
                  September 30, 1999.(5)


17(g)        --   President's Letter.

------------------

(1) Incorporated by reference to the corresponding exhibit number to initial Registration Statement on Form N-1A of the Mercury Global Balanced Fund filed on February 12, 1999 (File No. 333-72239) as set forth below:

                                                          INCORPORATED BY
                                          EXHIBIT          REFERENCE TO
                                          NUMBER          EXHIBIT NUMBER
                                          -------         ---------------
                                            2                 2
                                          10(d)             15(a)

(2) Incorporated by reference to the corresponding exhibit number to Pre-Effective Amendment No. 1 to Registration Statement on Form N-1A of Registrant (File No. 333-32242) a set forth below:

                                                          INCORPORATED BY
                                          EXHIBIT          REFERENCE TO
                                          NUMBER          EXHIBIT NUMBER
                                          -------         ---------------
                                            1                   1
                                            6(c)                8(b)
                                            7(a)                5
                                           10(a)               13(a)
                                           10(b)               13(b)
                                           10(c)               13(c)

(3) Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-1A of Registrant File No. 333-32242.


(4) Incorporated by reference to Post-Effective Amendment No. 15 to TIP Funds' Registration Statement on Form N-1A (File No. 333-00641).


(5) Incorporated by reference to Annual Report on Form N-30D (File No.
    811-07527).

(6) Incorporated by reference to identically numbered exhibit to Registration Statement on Form N-14 of Mercury Select Growth Fund of Mercury Asset Management Funds, Inc. (File No. 333-32198).

ITEM 17.  UNDERTAKINGS.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The Registrant undertakes to file, by post-effective amendment, the opinion of counsel received as to certain tax matters, within a reasonable time after receipt of such opinion.

                                   SIGNATURES


     As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed on behalf of the Registrant, in the Township of Plainsboro and State of New Jersey, on the 28th day of April, 2000.


                             MERCURY SELECT GROWTH FUND OF
                             MERCURY ASSET MANAGEMENT FUNDS, INC.
                                         (Registrant)


                             By: /s/ Donald C. Burke
                                 -----------------------------------------------
                                 (Donald C. Burke, Vice President and Treasurer)

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



                 SIGNATURES                                     TITLE                                DATE
                 ----------                                     -----                                ----
                  *                           President and Director                             April 28, 2000
--------------------------------------        (Principal Executive Officer)
           (Jeffrey M. Peek)


                  *                           Executive Vice President and Director              April 28, 2000
--------------------------------------
           (Terry K. Glenn)


                  *                           Treasurer (Principal Financial Accounting          April 27, 2000
--------------------------------------        Officer) and Vice President
           (Donald C. Burke)


                  *                           Director                                           April 28, 2000
--------------------------------------
           (David O. Beim)


                  *                           Director                                           April 28, 2000
--------------------------------------
           (James T. Flynn)


                  *                           Director                                           April 28, 2000
--------------------------------------
           (W. Carl Kester)


                  *                           Director                                           April 28, 2000
--------------------------------------
          (Karen P. Robards)


*By: /s/ Donald C. Burke
     -----------------------------------                                                         April 28, 2000
     (Donald C. Burke, Attorney-in-Fact)

                               INDEX TO EXHIBITS


EXHIBIT
 NUMBER                                                    DESCRIPTION
--------                                                   -----------
   4         --      Form of Agreement and Plan of Reorganization between Registrant on behalf of its portfolio
                     Mercury Select Growth Fund and TIP Funds on behalf of its portfolio Turner Large Cap Growth
                     Equity Fund (included in Appendix A to the Proxy Statement/Prospectus contained in this
                     Registration Statement).

 6(a)        --      Form of Investment Advisory Agreement between Mercury Asset Management Master Trust on behalf of its portfolio Mercury Master Select Growth Portfolio and Mercury Asset Management US, a division of Fund Asset Management, L.P.

 6(b)        --      Form of Sub-Advisory Agreement between Mercury Asset Management US, a division of Fund Asset
                     Management, L.P., and Turner Investment Partners, Inc.

   11        --      Opinion and consent of Swidler Berlin Shereff Friedman, LLP, counsel for Registrant as to the legality of the securities being registered.

   12        --      Opinion and consent of Swidler Berlin Shereff Friedman, LLP, counsel for Registrant as to certain tax matters.

 14(a)       --      Consent of Ernst & Young LLP, independent auditors for Turner Large Cap Growth Equity Fund.

 14(b)       --      Consent of Deloitte & Touche LLP, independent auditors for the Registrant.

 17(a)       --      Form of Proxy.

 17(g)       --      President's Letter.